UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds:

                                     BlackRock Total Emerging Markets Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

            East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
United States — 2.5%
3M Co., 3.13%, 9/19/46	USD	100	$88,225
Amazon.com, Inc., 4.80%, 12/05/34		100	111,035
Apple, Inc.:
3.45%, 2/09/45		100	87,724
4.65%, 2/23/46		100	105,248
Bristol-Myers Squibb Co., 4.50%, 3/01/44		100	107,287
Charming Light Investments Ltd., 3.75%, 9/03/19		200	204,232
Cisco Systems, Inc., 5.90%, 2/15/39		100	127,057
Eli Lilly & Co., 3.70%, 3/01/45		100	95,060
Exxon Mobil Corp., 3.57%, 3/06/45		150	140,253
General Electric Capital Corp., 6.15%, 8/07/37		100	128,869
General Electric Co., 6.88%, 1/10/39		225	316,788
Goldman Sachs Group, Inc.:
6.13%, 2/15/33		100	120,231
6.25%, 2/01/41		50	62,337
4.80%, 7/08/44		50	52,388
HSBC Holdings PLC:
6.50%, 5/02/36		150	182,469
6.80%, 6/01/38		100	126,928
Intel Corp.:
4.25%, 12/15/42		100	102,258
4.10%, 5/19/46		100	99,064
International Business Machines Corp.:
5.88%, 11/29/32		50	62,713
5.60%, 11/30/39		75	92,440
Johnson & Johnson:
5.95%, 8/15/37		150	196,542
3.70%, 3/01/46		100	97,432
Merck & Co., Inc., 4.15%, 5/18/43		150	152,933
Microsoft Corp.:
3.50%, 2/12/35		75	70,616
4.50%, 10/01/40		150	157,756
3.50%, 11/15/42		100	91,974
4.88%, 12/15/43		100	111,536
4.45%, 11/03/45		125	129,080
NIKE, Inc., 3.88%, 11/01/45		75	72,722
Oracle Corp.:
3.90%, 5/15/35		100	98,352
6.50%, 4/15/38		200	262,136
5.38%, 7/15/40		100	116,556
PepsiCo, Inc.:
4.00%, 3/05/42		100	99,174
4.60%, 7/17/45		100	109,222
Pfizer, Inc.:
7.20%, 3/15/39		100	144,178
4.40%, 5/15/44		125	130,263

Corporate Bonds		Par (000)	Value
United States (continued)
Procter & Gamble Co., 5.55%, 3/05/37	USD	24	$31,225
Visa, Inc.:
4.15%, 12/14/35		100	103,443
4.30%, 12/14/45		100	103,392
Wal-Mart Stores, Inc.:
5.25%, 9/01/35		100	117,566
6.20%, 4/15/38		100	128,761
5.63%, 4/01/40		75	91,315
5.00%, 10/25/40		100	112,880
4.00%, 4/11/43		100	98,975
Total Corporate Bonds — 2.5%			5,240,635

Foreign Agency Obligations
Australia — 0.1%
CNOOC Curtis Funding No. 1 Pty, Ltd., 4.50%, 10/03/23		200	211,084
British Virgin Islands — 0.1%
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21		200	192,554
Cayman Islands — 0.3%
Lamar Funding Ltd., 3.96%, 5/07/25		400	366,000
Three Gorges Finance I Cayman Islands Ltd., 3.70%, 6/10/25		200	201,310

			567,310
Chile — 1.9%
Banco del Estado de Chile, 4.13%, 10/07/20		100	105,000
Bonos del Banco Central de Chile en UF CPI Linked 3.00%, 3/01/22	CLP	1,355,388	2,309,483
Corp. Nacional del Cobre de Chile:
3.00%, 7/17/22	USD	400	394,518
4.50%, 9/16/25		400	412,613
4.25%, 7/17/42		200	183,281
5.63%, 10/18/43		200	221,361
Empresa Nacional del Petroleo, 4.38%, 10/30/24		200	202,534

			3,828,790
China — 0.7%
China Development Bank Corp.:
2.50%, 10/09/20		200	199,499
3.00%, 6/01/26		200	190,922
Minmetals Bounteous Finance BVI Ltd., 4.75%, 7/30/25		200	205,111

BLACKROCK FUNDS	JANUARY 31, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Foreign Agency Obligations		Par (000)	Value
China (continued)
Sinochem Offshore Capital Co., Ltd., 3.25%, 4/29/19	USD	200	$203,330
State Grid Overseas Investment:
2014 Ltd., 2.75%, 5/07/19		200	202,672
2016 Ltd., 2.88%, 5/18/26		200	189,755

			1,191,289
Hong Kong — 0.6%
Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20		100	105,329
Sinopec Group Overseas Development 2012 Ltd.:
3.90%, 5/17/22		200	206,509
4.88%, 5/17/42		200	210,373
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23		200	210,722
Sinopec Group Overseas Development 2014 Ltd., 2.75%, 4/10/19		200	201,773
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20		200	198,786
Sinopec Group Overseas Development 2016 Ltd., 3.50%, 5/03/26		200	194,345

			1,327,837
Hungary — 0.2%
Magyar Export-Import Bank Zrt, 4.00%, 1/30/20		200	204,792
MFB Magyar Fejlesztesi Bank Zrt, 6.25%, 10/21/20		200	220,354

			425,146
Kazakhstan — 0.3%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22		200	194,992
KazMunayGas National Co. JSC:
7.00%, 5/05/20		200	219,718
6.38%, 4/09/21		200	217,884

			632,594
Malaysia — 1.3%
Malaysia Sukuk Global Bhd, 3.18%, 4/27/26		250	244,575
Petroliam Nasional Bhd, 7.63%, 10/15/26		300	397,372
Petronas Capital Ltd.:
3.13%, 3/18/22		300	300,190
7.88%, 5/22/22		250	306,696
3.50%, 3/18/25		400	402,563

Foreign Agency Obligations		Par (000)	Value
Malaysia (continued)
4.50%, 3/18/45	USD	200	$204,542
Petronas Capital, Ltd., 5.25%, 8/12/19		100	107,224
Petronas Global Sukuk Ltd., 2.71%, 3/18/20		800	807,313

			2,770,475
Netherlands — 0.1%
Kazakhstan Temir Zholy Finance BV, 6.95%, 7/10/42		200	202,000
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36		200	210,500
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25		200	210,440
Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp.:
7.25%, 5/27/19		200	222,250
7.39%, 12/02/24		100	127,215

			349,465
South Africa — 0.2%
Eskom Holdings SOC, Ltd., 6.75%, 8/06/23		200	202,048
Transnet SOC, Ltd., 4.00%, 7/26/22		200	193,045

			395,093
Total Foreign Agency Obligations – 6.2%			12,514,577

Foreign Government Obligations
Argentine Republic Government International Bond:
6.25%, 4/22/19		300	316,950
6.88%, 4/22/21		450	478,575
7.50%, 4/22/26		700	730,800
6.63%, 7/06/28		150	144,150
8.28%, 12/31/33		617	647,707
7.13%, 7/06/36		150	141,150
2.50%, 12/31/38		625	385,000

2	BLACKROCK FUNDS	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Foreign Government Obligations		Par (000)	Value
Argentine Republic Government International Bond (continued):
7.63%, 4/22/46	USD	300	$296,550
Brazilian Government International Bond:
8.88%, 10/14/19		100	116,500
8.88%, 4/15/24		100	124,000
7.13%, 1/20/37		100	109,750
5.63%, 1/07/41		100	93,500
Chile Government International Bond:
2.25%, 10/30/22		250	243,375
3.13%, 3/27/25		400	398,500
3.13%, 1/21/26		200	198,500
Colombia Government International Bond:
7.38%, 3/18/19		300	332,400
11.75%, 2/25/20		300	379,950
7.75%, 4/14/21	COP	16,590,000	5,943,199
4.38%, 7/12/21	USD	400	421,200
2.63%, 3/15/23		200	190,200
4.00%, 2/26/24		1,000	1,016,500
8.13%, 5/21/24		350	441,000
4.50%, 1/28/26		600	626,700
7.38%, 9/18/37		600	744,000
6.13%, 1/18/41		700	775,250
5.63%, 2/26/44		700	742,000
5.00%, 6/15/45		800	778,800
Export-Import Bank of China:
2.00%, 4/26/21		200	193,940
3.63%, 7/31/24		200	203,600
Hungary Government International Bond:
4.00%, 3/25/19		1,200	1,240,860
6.38%, 3/29/21		1,850	2,071,371
5.38%, 2/21/23		700	763,196
5.75%, 11/22/23		1,100	1,228,128
5.38%, 3/25/24		700	768,250
7.63%, 3/29/41		600	836,256
Inflation Linked Korea Treasury Bond	KRW	1,996,238	1,709,027
Kazakhstan Government International Bond:
3.88%, 10/14/24		200	200,244
5.13%, 7/21/25		400	429,339
6.50%, 7/21/45		200	234,500
Lithuania Government International Bond:
7.38%, 2/11/20		1,850	2,107,150
6.13%, 3/09/21		1,500	1,680,000
6.63%, 2/01/22		2,400	2,786,107

Foreign Government Obligations		Par (000)	Value
Mexico Government International Bond:
5.95%, 3/19/19	USD	150	$162,375
5.13%, 1/15/20		500	538,500
3.50%, 1/21/21		250	255,250
3.63%, 3/15/22		200	201,900
4.00%, 10/02/23		100	100,650
4.13%, 1/21/26		600	601,800
7.50%, 4/08/33		200	253,000
6.75%, 9/27/34		430	515,944
6.05%, 1/11/40		700	764,750
4.75%, 3/08/44		200	183,500
5.55%, 1/21/45		650	664,625
4.60%, 1/23/46		600	541,500
Mexican Udibonos — CPI Linked, 4.50%, 12/04/25		27,743	1,470,805
Oman Government International Bond:
3.63%, 6/15/21		400	398,022
4.75%, 6/15/26		800	768,000
Panama Government International Bond:
5.20%, 1/30/20		600	648,000
4.00%, 9/22/24		200	206,500
3.75%, 3/16/25		400	404,000
7.13%, 1/29/26		350	438,375
8.88%, 9/30/27		400	557,000
3.88%, 3/17/28		200	199,400
9.38%, 4/01/29		300	429,750
6.70%, 1/26/36		700	866,250
4.30%, 4/29/53		200	185,200
Peruvian Government International Bond:
7.35%, 7/21/25		550	710,187
4.13%, 8/25/27		550	582,313
8.75%, 11/21/33		530	785,725
6.55%, 3/14/37		600	762,600
5.63%, 11/18/50		950	1,097,250
Philippine Government International Bond:
8.38%, 6/17/19		550	635,637
6.50%, 1/20/20		300	339,764
4.00%, 1/15/21		900	955,084
4.20%, 1/21/24		500	535,838
10.63%, 3/16/25		200	305,554
5.50%, 3/30/26		400	471,133
9.50%, 2/02/30		700	1,103,894
7.75%, 1/14/31		825	1,168,150
6.38%, 1/15/32		400	515,367
6.38%, 10/23/34		610	803,993
5.00%, 1/13/37		600	689,968
3.95%, 1/20/40		600	602,390
3.70%, 3/01/41		800	777,671

BLACKROCK FUNDS	JANUARY 31, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Foreign Government Obligations		Par (000)	Value
Poland Government International Bond:
6.38%, 7/15/19	USD	677	$748,754
5.13%, 4/21/21		950	1,035,899
5.00%, 3/23/22		1,000	1,090,200
3.00%, 3/17/23		650	640,250
4.00%, 1/22/24		1,150	1,186,800
3.25%, 4/06/26		550	532,994
Republic of South Africa Government International Bond		200,000	187,854
Romanian Government International Bond:
6.75%, 2/07/22		1,300	1,485,250
4.38%, 8/22/23		1,200	1,240,200
4.88%, 1/22/24		600	637,988
6.13%, 1/22/44		526	620,664
Russian Foreign Bond — Eurobond:
3.50%, 1/16/19		1,000	1,021,500
5.00%, 4/29/20		400	427,000
4.50%, 4/04/22		600	626,322
4.88%, 9/16/23		1,200	1,270,920
4.75%, 5/27/26		800	826,176
7.50%, 3/31/30		2,803	3,362,037
5.63%, 4/04/42		200	216,716
5.88%, 9/16/43		800	898,000
South Africa Government Bond — CPI Linked	ZAR	21,107	1,899,121
South Africa Government International Bond:
6.88%, 5/27/19	USD	520	566,217
5.50%, 3/09/20		400	426,269
5.88%, 5/30/22		100	109,719
4.67%, 1/17/24		520	525,590
5.88%, 9/16/25		800	862,432
4.88%, 4/14/26		200	201,203
6.25%, 3/08/41		150	168,000
5.38%, 7/24/44		400	401,000
Turkey Government International Bond:
6.75%, 4/03/18	USD	200	207,800
7.00%, 3/11/19		177	187,972
7.50%, 11/07/19		200	217,000
7.00%, 6/05/20		200	215,600
5.63%, 3/30/21		300	308,760
5.13%, 3/25/22		200	199,290
6.25%, 9/26/22		200	209,162
3.25%, 3/23/23		200	178,554
5.75%, 3/22/24		400	403,000
7.38%, 2/05/25		400	440,848
4.25%, 4/14/26		200	178,960
4.88%, 10/09/26		400	372,752
11.88%, 1/15/30		300	449,619
8.00%, 2/14/34		250	286,875
6.88%, 3/17/36		300	310,500

Foreign Government Obligations		Par (000)	Value
Turkey Government International Bond (continued):
7.25%, 3/05/38	USD	200	$214,798
6.75%, 5/30/40		200	203,720
6.00%, 1/14/41		400	373,533
4.88%, 4/16/43		200	163,078
6.63%, 2/17/45		400	403,216
Ukraine Government International Bond:
7.75%, 9/01/19		150	149,175
7.75%, 9/01/20		600	586,872
7.75%, 9/01/21		200	193,300
7.75%, 9/01/22		500	477,750
7.75%, 9/01/23		250	236,535
7.75%, 9/01/24		250	233,916
7.75%, 9/01/25		500	465,040
7.75%, 9/01/26		125	115,625
7.75%, 9/01/27		350	322,462
Uruguay Government International Bond:
4.50%, 8/14/24		200	211,200
4.38%, 10/27/27		190	194,532
7.88%, 1/15/33		200	255,600
7.63%, 3/21/36		100	126,815
4.13%, 11/20/45		200	172,000
5.10%, 6/18/50		300	279,900
Venezuela Government International Bond:
7.00%, 12/01/18		200	146,540
7.75%, 10/13/19		680	409,700
6.00%, 12/09/20		345	181,125
12.75%, 8/23/22		702	459,810
9.00%, 5/07/23		500	253,150
8.25%, 10/13/24		555	263,625
7.65%, 4/21/25		490	227,262
11.75%, 10/21/26		791	464,713
9.25%, 9/15/27		905	479,650
9.25%, 5/07/28		450	216,000
11.95%, 8/05/31		965	562,112
9.38%, 1/13/34		350	169,925
7.00%, 3/31/38		250	111,250
Total Foreign Government Obligations — 45.7%			94,171,484
Total Long-Term Investments (Cost — $114,199,219) — 54.4%			111,926,696

4	BLACKROCK FUNDS	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (a)(b)(c)	89,263,292	$89,263,292
Total Short-Term Securities (Cost — $89,263,292) — 43.4%		89,263,292

Value
Total Investments (Cost — $203,462,511*) — 97.8%	$201,189,988
Other Assets Less Liabilities — 2.2%	4,645,544

Net Assets — 100.0%	$205,835,532

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$203,462,511

Gross unrealized appreciation	$1,007,164
Gross unrealized depreciation	(3,279,687)

Net unrealized depreciation	$(2,272,523)

BLACKROCK FUNDS	JANUARY 31, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Notes to Consolidated Financial Statements

(a)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	94,106,229	(4,842,937)	89,263,292	$89,263,292	$63,475	$359	—

[1]	Includes net capital gain distributions.

(b)	Current yield as of period end.

(c)	All or a portion of security is held by a wholly owned subsidiary.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
564	SGX S&P Nifty Index	February 2017	$9,673,728	$159,278

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	320,000,000	USD	490,752	BNP Paribas S.A.	3/13/17	$1,331
KRW	400,000,000	USD	342,032	Citibank N.A.	3/13/17	5,371
MXN	3,150,000	USD	153,296	BNP Paribas S.A.	3/13/17	(3,085)
MXN	4,950,000	USD	240,894	BNP Paribas S.A.	3/13/17	(4,848)
USD	2,745,845	CLP	1,801,000,000	Standard Chartered Bank	3/13/17	(23,659)
USD	5,878,280	COP	17,830,000,000	Citibank N.A.	3/13/17	(176,242)
USD	2,017,935	KRW	2,365,000,000	Barclays Bank PLC	3/13/17	(36,089)
USD	1,761,895	MXN	36,100,000	Citibank N.A.	3/13/17	40,428
USD	2,195,988	ZAR	30,255,000	Citibank N.A.	3/13/17	(33,755)
ZAR	4,000,000	USD	290,162	BNP Paribas S.A.	3/13/17	4,631
EUR	406,517	HUF	128,028,000	Citibank N.A.	3/14/17	(6,771)
EUR	90,502	HUF	28,556,132	Citibank N.A.	3/14/17	(1,694)
EUR	245,597	HUF	77,481,868	Citibank N.A.	3/14/17	(4,557)
HUF	329,775,000	EUR	1,051,646	Citibank N.A.	3/14/17	12,534
HUF	52,832,000	EUR	170,635	Citibank N.A.	3/14/17	(322)
HUF	159,548,000	EUR	513,016	Citibank N.A.	3/14/17	1,500
HUF	72,677,000	EUR	236,415	Citibank N.A.	3/14/17	(2,265)
HUF	156,324,000	EUR	504,404	Citibank N.A.	3/14/17	(427)
HUF	376,102,000	EUR	1,216,049	UBS AG	3/14/17	(3,728)
HUF	64,239,000	EUR	208,125	UBS AG	3/14/17	(1,092)
HUF	79,937,000	EUR	260,247	UBS AG	3/14/17	(2,725)
AUD	488,000	USD	350,921	Bank of America N.A.	3/15/17	18,817
AUD	1,466,000	USD	1,077,179	Bank of America N.A.	3/15/17	33,549
AUD	494,000	USD	353,314	Citibank N.A.	3/15/17	20,970
AUD	1,260,000	USD	913,208	Citibank N.A.	3/15/17	41,442
AUD	741,000	USD	541,288	Citibank N.A.	3/15/17	20,137
AUD	353,000	USD	258,849	Citibank N.A.	3/15/17	8,605
AUD	723,000	USD	542,504	UBS AG	3/15/17	5,283

6	BLACKROCK FUNDS	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	720,000	USD	210,909	BNP Paribas S.A.	3/15/17	$15,179
BRL	1,249,000	USD	382,794	BNP Paribas S.A.	3/15/17	9,406
BRL	1,087,000	USD	333,610	BNP Paribas S.A.	3/15/17	7,721
BRL	1,744,000	USD	531,788	HSBC Bank USA N.A.	3/15/17	15,847
CAD	678,000	USD	514,738	Citibank N.A.	3/15/17	6,520
CAD	484,000	USD	369,639	Citibank N.A.	3/15/17	2,469
CAD	1,411,748	USD	1,060,709	Citibank N.A.	3/15/17	24,666
CAD	279,252	USD	209,826	JPMorgan Chase Bank N.A.	3/15/17	4,868
CAD	3,668,000	USD	2,764,882	UBS AG	3/15/17	55,137
CHF	1,187,000	EUR	1,095,921	Citibank N.A.	3/15/17	17,155
CHF	591,000	EUR	552,130	Citibank N.A.	3/15/17	1,537
CHF	571,000	EUR	533,057	Citibank N.A.	3/15/17	1,904
CHF	1,387,000	EUR	1,282,010	Standard Chartered Bank	3/15/17	18,494
CHF	372,000	EUR	346,842	UBS AG	3/15/17	1,715
CLP	290,821,000	USD	443,798	Bank of America N.A.	3/15/17	3,359
CLP	190,812,000	USD	289,914	BNP Paribas S.A.	3/15/17	3,472
CLP	30,230,000	USD	46,363	JPMorgan Chase Bank N.A.	3/15/17	118
COP	443,008,000	USD	146,294	Citibank N.A.	3/15/17	4,090
COP	746,896,000	USD	252,928	Credit Suisse International	3/15/17	614
COP	1,086,925,000	USD	362,568	HSBC Bank USA N.A.	3/15/17	6,401
COP	1,077,289,000	USD	360,740	HSBC Bank USA N.A.	3/15/17	4,958
EUR	4,575,646	CHF	4,953,000	Citibank N.A.	3/15/17	(68,671)
EUR	1,994,154	CHF	2,143,000	Citibank N.A.	3/15/17	(14,115)
EUR	1,837,233	CHF	1,965,000	Citibank N.A.	3/15/17	(3,517)
EUR	595,554	CHF	639,000	Citibank N.A.	3/15/17	(3,196)
EUR	590,484	NOK	5,322,000	Citibank N.A.	3/15/17	(6,910)
EUR	502,773	NOK	4,534,000	Citibank N.A.	3/15/17	(6,192)
EUR	681,993	NOK	6,218,000	Citibank N.A.	3/15/17	(16,621)
EUR	1,389,928	NOK	12,549,000	Citibank N.A.	3/15/17	(18,894)
EUR	673,410	NOK	6,087,000	UBS AG	3/15/17	(10,015)
EUR	686,103	NOK	6,225,000	UBS AG	3/15/17	(13,025)
EUR	207,802	NOK	1,875,000	UBS AG	3/15/17	(2,686)
EUR	443,629	PLN	1,971,000	Citibank N.A.	3/15/17	(12,110)
EUR	881,002	PLN	3,918,000	Citibank N.A.	3/15/17	(24,997)
EUR	1,002,592	PLN	4,427,000	Citibank N.A.	3/15/17	(20,528)
EUR	427,468	PLN	1,881,000	Citibank N.A.	3/15/17	(7,128)
EUR	14,840	PLN	65,000	Citibank N.A.	3/15/17	(172)
EUR	169,428	RON	765,000	Citibank N.A.	3/15/17	(637)
EUR	183,134	RON	830,000	UBS AG	3/15/17	(1,437)
EUR	343,224	RON	1,557,000	UBS AG	3/15/17	(3,039)
EUR	185,508	RON	839,000	UBS AG	3/15/17	(1,032)
EUR	671,531	SEK	6,503,000	Citibank N.A.	3/15/17	(18,745)
EUR	343,614	SEK	3,360,000	Citibank N.A.	3/15/17	(13,314)
EUR	867,203	SEK	8,308,000	Citibank N.A.	3/15/17	(13,914)
EUR	1,596,099	SEK	15,200,000	Citibank N.A.	3/15/17	(15,186)
EUR	12,557	SEK	120,000	Citibank N.A.	3/15/17	(168)
EUR	516,298	SEK	4,950,000	HSBC Bank USA N.A.	3/15/17	(8,714)
EUR	316,673	SEK	3,013,000	HSBC Bank USA N.A.	3/15/17	(2,699)
EUR	65,591	SEK	639,000	UBS AG	3/15/17	(2,269)
EUR	171,226	SEK	1,665,000	UBS AG	3/15/17	(5,567)
EUR	727,429	SEK	6,962,000	UBS AG	3/15/17	(10,877)
EUR	2,758,000	USD	2,990,527	Citibank N.A.	3/15/17	(8,034)
EUR	534,000	USD	556,852	Citibank N.A.	3/15/17	20,614

BLACKROCK FUNDS	JANUARY 31, 2017	7

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	624,000	USD	663,565	Citibank N.A.	3/15/17	$11,226
EUR	99,000	USD	106,527	Citibank N.A.	3/15/17	531
EUR	678,000	USD	707,751	HSBC Bank USA N.A.	3/15/17	25,437
EUR	3,086,000	USD	3,334,327	JPMorgan Chase Bank N.A.	3/15/17	2,864
GBP	390,000	USD	479,650	BNP Paribas S.A.	3/15/17	11,402
GBP	1,314,000	USD	1,660,738	Citibank N.A.	3/15/17	(6,270)
GBP	32,000	USD	39,684	Deutsche Bank AG	3/15/17	607
IDR	3,624,235,000	USD	271,967	HSBC Bank USA N.A.	3/15/17	(1,497)
IDR	4,817,380,000	USD	358,703	JPMorgan Chase Bank N.A.	3/15/17	810
INR	9,868,000	USD	144,082	BNP Paribas S.A.	3/15/17	1,427
INR	89,957,000	USD	1,312,340	HSBC Bank USA N.A.	3/15/17	14,132
INR	24,458,000	USD	354,577	HSBC Bank USA N.A.	3/15/17	6,072
JPY	78,400,000	USD	679,905	Citibank N.A.	3/15/17	15,444
JPY	78,459,000	USD	668,026	Citibank N.A.	3/15/17	27,846
JPY	100,293,000	USD	853,828	UBS AG	3/15/17	35,694
KRW	1,394,653,000	USD	1,198,567	JPMorgan Chase Bank N.A.	3/15/17	12,711
KRW	283,629,000	USD	243,281	JPMorgan Chase Bank N.A.	3/15/17	3,055
MXN	18,081,000	USD	874,698	Citibank N.A.	3/15/17	(12,737)
MXN	5,865,000	USD	279,929	HSBC Bank USA N.A.	3/15/17	(331)
MXN	5,445,000	USD	252,834	Standard Chartered Bank	3/15/17	6,741
MXN	1,913,000	USD	93,520	UBS AG	3/15/17	(2,323)
MYR	268,000	USD	59,821	Citibank N.A.	3/15/17	536
NOK	15,659,000	EUR	1,735,877	Citibank N.A.	3/15/17	21,970
NOK	1,527,000	EUR	168,073	HSBC Bank USA N.A.	3/15/17	3,443
NOK	2,328,000	EUR	256,421	UBS AG	3/15/17	5,050
NZD	5,619,000	USD	4,001,683	Citibank N.A.	3/15/17	115,815
NZD	3,201,000	USD	2,319,803	Standard Chartered Bank	3/15/17	25,830
PHP	17,960,000	USD	356,279	Bank of America N.A.	3/15/17	4,258
PHP	31,087,000	USD	617,050	UBS AG	3/15/17	7,002
PLN	1,558,000	EUR	349,743	Citibank N.A.	3/15/17	10,577
PLN	2,259,000	EUR	516,795	Citibank N.A.	3/15/17	4,858
RON	6,301,000	EUR	1,398,575	Citibank N.A.	3/15/17	1,930
RON	1,508,000	EUR	335,165	Citibank N.A.	3/15/17	(23)
SEK	7,896,000	EUR	808,844	UBS AG	3/15/17	29,828
SGD	202,000	USD	141,421	Citibank N.A.	3/15/17	1,960
SGD	525,000	USD	368,721	Citibank N.A.	3/15/17	3,926
SGD	1,802,000	USD	1,248,736	Citibank N.A.	3/15/17	30,331
SGD	323,000	USD	225,518	Deutsche Bank AG	3/15/17	3,749
SGD	303,000	USD	208,450	HSBC Bank USA N.A.	3/15/17	6,621
SGD	1,735,000	USD	1,202,160	JPMorgan Chase Bank N.A.	3/15/17	29,349
SGD	327,000	USD	226,086	UBS AG	3/15/17	6,020
THB	34,883,000	USD	977,282	Deutsche Bank AG	3/15/17	13,044
THB	96,014,000	USD	2,693,618	JPMorgan Chase Bank N.A.	3/15/17	32,212
TRY	1,563,000	USD	439,919	Citibank N.A.	3/15/17	(30,421)
TRY	698,000	USD	190,793	Citibank N.A.	3/15/17	(7,920)
TRY	1,903,000	USD	491,558	Standard Chartered Bank	3/15/17	7,018
TWD	68,330,000	USD	2,149,553	JPMorgan Chase Bank N.A.	3/15/17	47,667
TWD	27,261,000	USD	856,482	UBS AG	3/15/17	20,123
USD	1,119,982	AUD	1,486,000	Citibank N.A.	3/15/17	(5,899)
USD	443,518	AUD	596,000	Citibank N.A.	3/15/17	(8,047)
USD	668,006	AUD	899,000	UBS AG	3/15/17	(13,130)
USD	59,868	AUD	80,000	UBS AG	3/15/17	(745)
USD	34,864	BRL	115,000	Bank of America N.A.	3/15/17	(1,247)

8	BLACKROCK FUNDS	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	872,743	BRL	3,045,000	Citibank N.A.	3/15/17	$(83,422)
USD	404,138	CAD	536,000	Bank of America N.A.	3/15/17	(7,948)
USD	465,379	CAD	618,000	Citibank N.A.	3/15/17	(9,749)
USD	299,800	CAD	397,000	Deutsche Bank AG	3/15/17	(5,420)
USD	991,898	CAD	1,299,000	Standard Chartered Bank	3/15/17	(6,794)
USD	336,923	CLP	224,222,000	Credit Suisse International	3/15/17	(7,834)
USD	328,705	CLP	218,592,000	Deutsche Bank AG	3/15/17	(7,395)
USD	526,947	CLP	353,007,000	HSBC Bank USA N.A.	3/15/17	(15,825)
USD	820,140	CLP	553,562,000	JPMorgan Chase Bank N.A.	3/15/17	(30,998)
USD	1,531,343	CLP	1,004,561,000	Standard Chartered Bank	3/15/17	(13,237)
USD	567,835	EUR	541,000	Bank of America N.A.	3/15/17	(17,201)
USD	931,909	EUR	891,000	Citibank N.A.	3/15/17	(31,615)
USD	6,459,504	EUR	5,979,666	Citibank N.A.	3/15/17	(6,889)
USD	4,213,430	EUR	3,972,000	Citibank N.A.	3/15/17	(81,879)
USD	699,796	EUR	655,000	Citibank N.A.	3/15/17	(8,519)
USD	2,415,380	EUR	2,316,000	HSBC Bank USA N.A.	3/15/17	(89,136)
USD	110,833	EUR	106,000	UBS AG	3/15/17	(3,796)
USD	39,221	EUR	37,000	UBS AG	3/15/17	(790)
USD	70,458	GBP	56,000	Citibank N.A.	3/15/17	(52)
USD	249,883	GBP	198,000	Citibank N.A.	3/15/17	579
USD	242,297	GBP	191,000	Citibank N.A.	3/15/17	1,807
USD	369,402	GBP	302,000	HSBC Bank USA N.A.	3/15/17	(10,849)
USD	8,820	IDR	119,129,000	Deutsche Bank AG	3/15/17	(70)
USD	173,793	IDR	2,341,686,000	HSBC Bank USA N.A.	3/15/17	(963)
USD	1,915,162	INR	131,866,000	Citibank N.A.	3/15/17	(29,285)
USD	5,679,701	INR	387,242,000	Deutsche Bank AG	3/15/17	(30,425)
USD	284,851	JPY	32,643,000	Citibank N.A.	3/15/17	(4,668)
USD	56,014	JPY	6,479,000	Deutsche Bank AG	3/15/17	(1,450)
USD	3,951,662	JPY	448,565,000	HSBC Bank USA N.A.	3/15/17	(26,769)
USD	420,984	KRW	502,339,000	Citibank N.A.	3/15/17	(15,306)
USD	253,845	KRW	308,310,000	HSBC Bank USA N.A.	3/15/17	(13,927)
USD	284,676	KRW	338,289,000	JPMorgan Chase Bank N.A.	3/15/17	(9,134)
USD	1,047,847	KRW	1,244,056,000	JPMorgan Chase Bank N.A.	3/15/17	(32,636)
USD	193,188	MXN	4,273,000	BNP Paribas S.A.	3/15/17	(10,515)
USD	1,141,323	MXN	23,388,000	Deutsche Bank AG	3/15/17	26,366
USD	538,261	NZD	774,000	Bank of America N.A.	3/15/17	(28,912)
USD	1,285,762	NZD	1,858,000	Citibank N.A.	3/15/17	(75,746)
USD	722,815	NZD	1,037,000	Citibank N.A.	3/15/17	(37,079)
USD	719,668	NZD	1,000,000	Citibank N.A.	3/15/17	(13,113)
USD	503,035	NZD	730,000	Deutsche Bank AG	3/15/17	(31,895)
USD	430,265	NZD	614,000	Deutsche Bank AG	3/15/17	(19,663)
USD	184,380	NZD	259,000	HSBC Bank USA N.A.	3/15/17	(5,411)
USD	540,229	NZD	785,000	HSBC Bank USA N.A.	3/15/17	(35,004)
USD	1,403,836	NZD	1,994,000	JPMorgan Chase Bank N.A.	3/15/17	(57,330)
USD	717,076	NZD	1,027,000	JPMorgan Chase Bank N.A.	3/15/17	(35,490)
USD	631,843	PHP	31,395,000	HSBC Bank USA N.A.	3/15/17	1,607
USD	2,590,833	PHP	130,008,000	UBS AG	3/15/17	(19,000)
USD	1,153,661	SGD	1,636,000	HSBC Bank USA N.A.	3/15/17	(7,578)
USD	138,849	SGD	197,000	Standard Chartered Bank	3/15/17	(982)
USD	126,260	THB	4,510,000	Bank of America N.A.	3/15/17	(1,779)
USD	304,367	THB	10,844,000	UBS AG	3/15/17	(3,493)
USD	93,497	TRY	343,000	Deutsche Bank AG	3/15/17	3,633
USD	1,065,560	TRY	3,709,000	UBS AG	3/15/17	93,822

BLACKROCK FUNDS	JANUARY 31, 2017	9

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (concluded)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	91,417	TWD	2,858,000	Bank of America N.A.	3/15/17	$(485)
USD	697,501	ZAR	9,343,000	Standard Chartered Bank	3/15/17	9,191
ZAR	1,273,000	USD	91,637	Citibank N.A.	3/15/17	2,147
ZAR	3,111,000	USD	225,430	Deutsche Bank AG	3/15/17	3,761
ZAR	19,580,000	USD	1,419,664	UBS AG	3/15/17	22,817
INR	622,347,591	USD	9,077,415	Citibank N.A.	4/07/17	73,456
Total						$(424,570)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation
7.94%[1]	1 Month MXIBOR	N/A	3/09/22	MXN	214,350	$175,980

[1] Fund pays the floating rate and receives the fixed rate.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.90%[1]	1 Month MXIBOR	Citibank N.A.	3/15/17	[2]	3/09/22	MXN	10,000	$(32,615)	—	$(32,615)
5.96%[1]	1 Month MXIBOR	Bank of America N.A.	3/15/17	[2]	3/09/22	MXN	37,410	(117,559)	—	(117,559)
6.08%[1]	1 Month MXIBOR	Citibank N.A.	3/15/17	[2]	3/09/22	MXN	10,000	(29,013)	—	(29,013)
0.78%[1]	3 Month TWD Secondary Bank Rate	BNP Paribas S.A.	3/15/17	[2]	3/15/22	TWD	39,720	(23,834)	—	(23,834)
0.78%[1]	3 Month TWD Secondary Bank Rate	BNP Paribas S.A.	3/15/17	[2]	3/15/22	TWD	89,410	(53,650)	—	(53,650)
0.79%[1]	3 Month TWD Secondary Bank Rate	Citibank N.A.	3/15/17	[2]	3/15/22	TWD	11,500	(6,633)	—	(6,633)
1.28%[1]	3 Month LIBOR	Bank of America N.A.	3/15/17	[2]	3/15/22	KRW	561,010	(10,085)	—	(10,085)
1.28%[1]	3 Month LIBOR	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	KRW	324,570	(5,795)	—	(5,795)
1.28%[1]	3 Month LIBOR	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	KRW	1,464,470	(26,146)	—	(26,146)
1.29%[1]	3 Month LIBOR	Bank of America N.A.	3/15/17	[2]	3/15/22	KRW	302,120	(5,332)	—	(5,332)
1.84%[1]	1 Month MXIBOR	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	PLN	2,000	(18,272)	—	(18,272)
1.91%[1]	6 Month PLN WIBOR	Citibank N.A.	3/15/17	[2]	3/15/22	PLN	3,300	(27,752)	—	(27,752)
1.91%[1]	6 Month PLN WIBOR	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	PLN	11,830	(98,801)	—	(98,801)

10	BLACKROCK FUNDS	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

OTC Interest Rate Swaps (continued)
Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.92%[1]	6 Month THB Fixing Rate	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	THB	65,880	$(26,562)	—	$(26,562)
1.93%[1]	6 Month PLN WIBOR	Citibank N.A.	3/15/17	[2]	3/15/22	PLN	2,000	(16,355)	—	(16,355)
1.93%[1]	6 Month THB Fixing Rate	Bank of America N.A.	3/15/17	[2]	3/15/22	THB	49,030	(19,109)	—	(19,109)
1.93%[1]	6 Month THB Fixing Rate	Citibank N.A.	3/15/17	[2]	3/15/22	THB	30,000	(11,692)	—	(11,692)
1.94%[1]	6 Month THB Fixing Rate	BNP Paribas S.A.	3/15/17	[2]	3/15/22	THB	19,160	(7,339)	—	(7,339)
3.36%[1]	3 Month KLIBOR	Bank of America N.A.	3/15/17	[2]	3/15/22	MYR	5,950	(41,329)	—	(41,329)
3.37%[1]	3 Month KLIBOR	BNP Paribas S.A.	3/15/17	[2]	3/15/22	MYR	12,800	(88,095)	—	(88,095)
3.38%[1]	3 Month KLIBOR	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	MYR	1,010	(6,838)	—	(6,838)
3.41%[1]	3 Month KLIBOR	Bank of America N.A.	3/15/17	[2]	3/15/22	MYR	1,750	(11,242)	—	(11,242)
3.73%[1]	1 Day CLP Interbank Rate	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	CLP	1,420,506	8,738	—	8,738
3.81%[1]	1 Day CLP Interbank Rate	Citibank N.A.	3/15/17	[2]	3/15/22	CLP	200,000	2,368	—	2,368
7.69%[1]	3 Month ZAR JIBOR	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	ZAR	2,500	(789)	—	(789)
8.00%[1]	3 Month ZAR JIBOR	JPMorgan Chase Bank N.A.	3/15/17	[2]	3/15/22	ZAR	34,590	21,639	—	21,639
Total								$(652,092)	—	$(652,092)

[1] Fund pays the floating rate and receives the fixed rate.
[2] Forward swap.

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities	Goldman Sachs & Co.	3/02/17 – 7/27/23	$48,342,707	$7,196,053	[2]	$55,737,986
Long/Short:	UBS AG	2/02/17 – 8/29/18	$49,619,440	5,384,663	[3]	54,722,575
Total				$12,580,716		$110,460,561

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1,000 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Garban Intercapital Federal Funds Rate Open
Taiwan Interbank Money Center TAIBOR 1 Week
IntercontinentalExchange LIBOR:

USD 1 Month; USD Spot Next; USD 1 Week

GBP 1 Week; GBP Overnight

Hong Kong HIBOR Fixing 2 Week

JPY Spot Next

[2]	Amount includes $(199,226) of net dividends and financing fees.
[3]	Amount includes $281,528 of net dividends and financing fees.

BLACKROCK FUNDS	JANUARY 31, 2017	11

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2017, expiration dates 3/02/17 – 7/27/23:

	Shares	Value
Reference Entity — Long
Brazil
AES Tiete Energia SA	12,700	$58,601
Ambev SA	123,000	671,385
Banco Bradesco SA — ADR	29,296	302,628
Banco Bradesco SA, Preference Shares	52,204	541,738
Banco do Brasil SA	11,400	112,549
Banco do Estado do Rio Grande do Sul, Preference Shares	15,900	79,472
BM&Fbovespa SA	134,500	789,218
Braskem SA — ADR	11,466	237,232
Cia Brasileira de Distribuicao Grupo Pao de Acucar – ADR	16,606	304,554
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	3,400	62,517
Cia de Saneamento Basico do Estado de Sao Paulo – ADR	52,175	519,663
Cia Energetica de Minas Gerais, Preference Shares	4,700	13,633
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	37,300	205,966
Companhia de Saneamento Basico do Estado de Sao Paulo	33,200	330,304
CPFL Energia SA	31,500	253,212
CPFL Energia SA, ADR	2,513	40,359
CVC Brasil Operadora e Agencia de Viagens SA	26,000	214,528
EcoRodovias Infraestrutura e Logistica SA	15,300	41,417
Embraer SA	13,900	79,401
Engie Brasil Energia SA	67,900	771,419
Equatorial Energia SA	22,300	411,168
Fleury SA	76,300	919,639
Hypermarcas SA	67,100	595,171
Itau Unibanco Holding SA, Preference Shares	42,497	502,234
Itau Unibanco Holding SA, Preference Shares – ADR	83,929	991,201
JBS SA	11,300	42,674
Localiza Rent a Car SA	10,500	122,790
Lojas Renner SA	43,600	330,414
M Dias Branco SA	7,300	287,079
Magazine Luiza SA	2,700	109,667
Marfrig Global Foods SA	48,100	98,609
Minerva SA	13,800	52,597
MRV Engenharia e Participacoes SA	200	810
Multiplus SA	16,700	188,565

	Shares	Value
Reference Entity — Long
Brazil (continued)
Petroleo Brasileiro SA, Preference Shares	194,800	$928,532
Qualicorp SA	65,400	427,753
Raia Drogasil SA	11,500	239,043
Smiles SA	36,700	605,630
Telefonica Brasil SA, Preference Shares	12,100	179,209
Transmissora Alianca de Energia Eletrica SA	13,200	89,896

		12,752,477
Chile
Banco de Chile — ADR	1,596	113,811
Empresa Nacional de Electricidad SA — ADR	112,263	2,175,657
Enersis SA — ADR	107,343	969,307

		3,258,775
China
Air China Ltd., Class H	232,000	166,003
Alibaba Group Holding Ltd. — ADR	28,460	2,883,283
Anhui Conch Cement Co. Ltd., Class H	91,000	292,835
Anhui Expressway Co. Ltd. , Class H	36,000	26,727
Baidu, Inc. — ADR	6,738	1,179,622
Bank of China Ltd., Class H	2,108,000	954,748
Bank of Communications Co. Ltd., Class H	450,000	330,994
Beijing Capital International Airport Co. Ltd., Class H	208,000	201,224
BYD Electronic International Co., Ltd.	11,000	8,825
China Agri-Industries Holdings Ltd.	350,000	161,470
China Biologic Products, Inc.	7,044	802,593
China Cinda Asset Management Co. Ltd., Class H	807,000	279,573
China CITIC Bank Corp. Ltd., Class H	12,000	7,892
China Communications Construction Co. Ltd., Class H	88,000	105,916
China Communications Services Corp. Ltd., Class H	1,026,000	697,445
China Construction Bank Corp., Class H	2,281,000	1,691,107
China Everbright Bank Co. Ltd., Class H	139,000	66,906
China Galaxy Securities Co. Ltd., Class H	26,500	24,601

12	BLACKROCK FUNDS	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long (continued)
China (continued)
China Harmony New Energy Auto Holding, Ltd.	61,500	$29,422
China Lesso Group Holdings Ltd.	54,000	36,820
China Life Insurance Co. Ltd., Class H	81,000	223,121
China Machinery Engineering Corp.	25,000	16,089
China Pacific Insurance Group Co. Ltd., Class H	162,200	576,136
China Petroleum & Chemical Corp. — ADR	24,682	1,975,547
China Petroleum & Chemical Corp. Class H	698,000	551,369
China Railway Construction Corp. Ltd., Class H	175,000	242,813
China Railway Group Ltd., Class H	1,129,000	988,227
China Shipping Development Co., Ltd.	126,000	69,642
China Telecom Corp. Ltd., Class H	310,000	146,363
CITIC Securities Co. Ltd., Class H	51,500	104,799
CNOOC Ltd.	165,000	206,044
CNOOC Ltd. — ADR	834	104,942
CSPC Pharmaceutical Group Ltd.	8,000	9,004
Datang International Power Generation Co. Ltd., Class H	826,000	214,179
Dongfang Electric Corp. Ltd.	331,000	333,769
Dongfeng Motor Group Co. Ltd., Class H	530,000	561,873
Great Wall Motor Co. Ltd., Class H	294,000	294,583
Guangzhou Automobile Group Co. Ltd., Class H	208,000	283,673
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. , Class H	56,000	136,940
Guangzhou R&F Properties Co. Ltd., Class H	6,800	8,722
Huadian Power International Corp. Ltd., Class H	384,000	163,212
Industrial & Commercial Bank of China Ltd., Class H	2,869,000	1,754,062
Jiangsu Expressway Co. Ltd., Class H	34,000	42,582
Jiangxi Copper Co. Ltd., Class H	237,000	409,284
Lenovo Group Ltd.	746,000	488,643
Longfor Properties Co. Ltd.	319,000	459,258
Lonking Holdings Ltd.	105,000	27,510
Metallurgical Corp. of China, Ltd.	977,000	354,242
NetEase, Inc. — ADR	7,763	1,971,026
People’s Insurance Co. Group of China Ltd., Class H	631,000	245,789
PICC Property & Casualty Co. Ltd., Class H	382,000	577,449

	Shares	Value
Reference Entity — Long (continued)
China (continued)
Ping An Insurance Group Co. of China Ltd., Class H	321,500	$1,649,223
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	91,700	233,538
Shenzhen Expressway Co., Ltd.	58,000	52,847
Sino-Ocean Land Holdings Ltd.	444,000	191,218
Sinopec Engineering Group Co. Ltd., Class H	58,500	47,508
Sinopec Shanghai Petrochemical Co. Ltd., Class H	628,000	388,865
Sinopec Shanghai Petrochemical Co., Ltd — ADR	1,403	87,323
Sinopharm Group Co. Ltd., Class H	161,200	736,670
Sinotrans Ltd., Class H	354,000	147,603
Sohu.com, Inc.	25,440	1,009,205
Tencent Holdings Ltd.	154,900	4,049,916
Tianjin Capital Environmental Protection Group Co. Ltd.	40,000	21,501
Tianneng Power International, Ltd.	596,000	524,828
Weichai Power Co. Ltd., Class H	413,000	731,839
YY, Inc. — ADR	4,856	199,484
Zhejiang Expressway Co. Ltd., Class H	156,000	156,692
Zijin Mining Group Co. Ltd., Class H	50,000	17,108
ZTE Corp., Class H	629,160	978,208

		34,712,474
Czech Republic
Czech Republic AS	8,854	91,614
Hong Kong
Beijing Enterprises Holdings Ltd.	5,000	24,924
Belle International Holdings Ltd.	478,000	291,362
China Jinmao Holdings Group Ltd.	208,000	61,053
China Mobile Ltd.	129,500	1,457,214
China Mobile Ltd. — ADR	42,348	2,413,836
China Overseas Land & Investment Ltd.	6,000	17,619
China Power International Development Ltd.	497,000	179,107
China Resources Beer Holdings Co. Ltd.	16,000	32,498
China Resources Cement Holdings Ltd.	518,000	239,942
China Resources Land Ltd.	294,222	727,774
China Resources Power Holdings Co. Ltd.	96,000	164,879
ENN Energy Holdings Ltd.	10,000	49,300
Geely Automobile Holdings Ltd.	190,000	224,565
GOME Electrical Appliances Holding Ltd.	868,000	108,028
Haier Electronics Group Co. Ltd.	191,000	335,970

BLACKROCK FUNDS	JANUARY 31, 2017	13

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long (continued)
Hong Kong (continued)
KWG Property Holding Ltd.	367,000	$210,897
Lee & Man Paper Manufacturing Ltd.	38,000	34,157
Nine Dragons Paper Holdings Ltd.	95,000	109,339
Shenzhen Investment Ltd.	1,316,000	535,104
Shimao Property Holdings Ltd.	219,000	293,388
Sino Biopharmaceutical Ltd.	57,000	44,738
Skyworth Digital Holdings Ltd.	570,000	375,974
Yuexiu Property Co. Ltd.	2,960,000	432,872

		8,364,540
Hungary
MOL Hungarian Oil & Gas PLC	3,986	280,897
Indonesia
Adaro Energy Tbk PT	761,900	96,837
Bank Central Asia Tbk PT	162,900	186,709
Gudang Garam Tbk PT	77,900	360,205
Indofood Sukses Makmur Tbk PT	27,200	16,144
Matahari Department Store Tbk PT	586,700	649,526
Telekomunikasi Indonesia Persero Tbk PT	1,600,600	463,989
Telekomunikasi Indonesia Persero Tbk PT — ADR	54,709	1,609,539
Unilever Indonesia Tbk PT	84,500	260,566
United Tractors Tbk PT	163,600	267,744

		3,911,259
Malaysia
Astro Malaysia Holdings Bhd	421,600	258,890
Berjaya Sports Toto Bhd	61,100	40,416
British American Tobacco Malaysia Bhd	23,500	245,849
IHH Healthcare Bhd	123,200	175,225
IOI Corp. Bhd	430,800	429,028
IOI Properties Group Sdn Bhd	22,800	11,015
MISC Bhd	23,900	39,498
Petronas Chemicals Group Bhd	29,600	47,646
Petronas Dagangan Bhd	3,800	20,188
Public Bank Bhd	30,700	139,309
Sime Darby Bhd	35,900	72,181
Top Glove Corp. Bhd	104,900	123,147

		1,602,392
Mexico
Alfa SAB de CV, Series A	662,800	860,065
Alsea SAB de CV	42,629	123,246
America Movil SAB de CV, Series L	2,020,400	1,273,074
America Movil SAB de CV, Series L — ADR	56,911	717,648
Cemex SAB de C.V.	1,221,104	1,127,795
Cemex SAB de C.V. — ADR	17,354	160,698

	Shares	Value
Reference Entity — Long (continued)
Mexico (continued)
Coca-Cola Femsa SAB de C.V., ADR	13,832	$857,861
Coca-Cola Femsa SAB de CV, Series L	39,900	247,568
El Puerto de Liverpool SAB de CV, Series C1	27,185	171,530
Fomento Economico Mexicano SAB de CV	59,700	449,063
Gentera SAB de CV	15,500	22,633
Gruma SAB de C.V.	76,611	1,030,750
Grupo Aeroportuario del Centro Norte SAB de CV	266,800	1,138,411
Grupo Aeroportuario del Pacifico SAB de C.V. — ADR	489	37,809
Grupo Aeroportuario del Pacifico SAB de CV, Class B	10,800	83,677
Grupo Bimbo SAB de CV, Series A	994,900	2,205,588
Grupo Televisa SAB CPO	69,100	308,197
Industrias Penoles SAB de CV	70,115	1,658,068
Kimberly-Clark de Mexico SAB de C.V., Class A	576,500	1,035,591
Wal-Mart de Mexico SAB de CV	974,206	1,723,845

		15,233,117
Netherlands
Yandex NV, Class A	90,136	2,085,747
Peru
Credicorp Ltd.	1,924	314,920
Southern Copper Corp.	926	35,522

		350,442
Philippines
Ayala Land, Inc.	167,000	119,369
Energy Development Corp.	578,900	63,521
Globe Telecom, Inc.	3,320	114,747
Jollibee Foods Corp.	1,290	5,329
Metropolitan Bank & Trust Co.	4	7

		302,973
Poland
Bank Handlowy w Warszawie SA	948	18,191
Bank Pekao SA	46,470	1,572,116
Bank Zachodni WBK SA	421	36,279
KGHM Polska Miedz SA	5,119	158,771
Mbank	169	15,977
Polski Koncern Naftowy ORLEN SA	35,244	715,233
Polskie Gornictwo Naftowe I Gazownictwo SA	213,004	292,509

		2,809,076
Qatar
Barwa Real Estate Co.	13,576	129,883

14	BLACKROCK FUNDS	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long (continued)
Qatar (continued)
Industries Qatar QSC	2,663	$83,773
Ooredoo QSC	658	18,975
Qatar Electricity & Water Co. QSC	1,099	69,752
Qatar National Bank SAQ	6,491	290,042

		592,425
Russia
Aeroflot — Russian Airlines OJSC	157,027	453,727
Alrosa PJSC	490,400	863,928
Gazprom PJSC — ADR	6,498	32,241
Lukoil PJSC — ADR	632	35,616
Magnitogorsk Iron & Steel Works OJSC	497,900	325,055
Magnitogorsk Iron & Steel Works OJSC, -GDR	21,547	181,095
Mobile TeleSystems PJSC — ADR	18,066	189,151
Novolipetsk Steel OJSC — GDR	2,602	51,425
Sberbank of Russia PJSC	24,990	71,563
Sberbank of Russia PJSC — ADR	28,112	329,619
Severstal PJSC	2,460	39,194
Sistema PJSC FC — GDR	11,231	107,481
Tatneft PAO — ADR	13,631	555,697
Tatneft PJSC	32,012	217,414
Uralkali PJSC — GDR	761	10,813

		3,464,019
South Africa
African Rainbow Minerals Ltd.	2,305	20,644
AngloGold Ashanti Ltd. (a)	2,505	31,833
Aspen Pharmacare Holdings Ltd.	6,847	156,650
AVI Ltd.	8,717	59,269
Barloworld Ltd.	19,078	156,861
Bid Corp. Ltd.	5,502	95,459
Bidvest Group Ltd.	8,526	100,408
Capitec Bank Holdings Ltd.	2,953	154,322
Clicks Group Ltd.	37,325	337,933
FirstRand Ltd.	83,148	309,736
Fortress Income Fund Ltd.	13,668	17,547
Growthpoint Properties Ltd.	48,944	95,758
Hyprop Investments Ltd.	35,814	318,586
Imperial Holdings Ltd.	384	4,768
Investec Ltd.	37,191	262,874
Kumba Iron Ore Ltd.	3,975	61,308
Liberty Holdings Ltd.	2,285	18,653
Massmart Holdings Ltd.	1,081	10,775
Mondi Ltd.	10,630	233,560
MTN Group Ltd.	4,222	39,369
Naspers Ltd., Class N	6,979	1,111,837
Nedbank Group Ltd.	1,964	33,877
Netcare Ltd.	38,995	93,790
Pick n Pay Stores Ltd.	54,585	276,915
Pioneer Foods Group Ltd.	2,081	25,619

	Shares	Value
Reference Entity — Long (continued)
South Africa (continued)
Redefine Properties Ltd.	131,328	$108,794
Sanlam Ltd.	66,000	318,837
Sappi Ltd.	25,797	165,870
Sasol Ltd.	5,209	155,395
Shoprite Holdings Ltd.	5,983	79,417
Sibanye Gold Ltd.	28,112	63,560
Spar Group Ltd.	20,954	296,233
Standard Bank Group Ltd.	28,057	300,033
Tsogo Sun Holdings Ltd.	153,658	301,533
Vodacom Group Ltd.	11,223	125,772

		5,943,795
South Korea
Amorepacific Corp.	464	126,643
CJ Corp.	1,151	180,729
Hanwha Corp.	347	10,530
Hyosung Corp.	722	84,168
Hyundai Development Co-Engineering & Construction	19,350	728,084
Hyundai Engineering & Construction Co. Ltd.	2,340	83,763
Hyundai Mobis Co. Ltd.	747	155,403
Hyundai Steel Co.	730	36,608
Hyundai Wia Corp.	809	45,028
Industrial Bank of Korea	10,969	119,818
Kangwon Land, Inc.	10,916	307,162
KB Financial Group, Inc.	562	22,742
Kia Motors Corp.	661	20,718
Korea Electric Power Corp.	2,201	80,607
Korea Investment Holdings Co. Ltd.	1,203	48,249
KT Corp.	2,188	55,373
KT Corp. — ADR	166,642	2,477,967
LG Corp.	4,466	227,863
LG Display Co. Ltd.	921	24,298
LG Electronics, Inc.	17,595	840,865
LG Household & Health Care Ltd.	484	365,989
LG International Corp.	8,809	245,123
LG Uplus Corp.	17,554	172,423
Lotte Chemical Corp.	303	98,190
Lotte Confectionery Co., Ltd.	69	12,128
Lotte Shopping Co. Ltd.	289	56,235
LS Corp.	2,873	155,303
Medy-Tox, Inc.	217	77,399
NAVER Corp.	1,952	1,275,072
NongShim Co. Ltd.	226	61,843
Poongsan Corp.	6,921	259,330
POSCO	286	66,845
POSCO — ADR	9,598	555,532
Posco Daewoo Corp.	3,602	79,037
S&T Motiv Co. Ltd.	459	17,983
S-Oil Corp.	627	43,792
Samsung Card Co. Ltd.	649	21,936

BLACKROCK FUNDS	JANUARY 31, 2017	15

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long (continued)
South Korea (continued)
Samsung Electronics Co. Ltd.	2,399	$4,080,159
Samsung SDS Co. Ltd.	1,051	113,936
Seohee Construction Co. Ltd.	13,334	15,127
Shinhan Financial Group Co. Ltd.	1,524	60,232
Shinhan Financial Group Co. Ltd. — ADR	13,044	515,760
SK Hynix, Inc.	6,641	306,707
SK Innovation Co. Ltd.	1,870	253,329
SK Networks Co. Ltd.	4,011	22,846
Wonik IPS Co. Ltd.	16,648	87,118

		14,695,992
Taiwan
AU Optronics Corp.	250,000	103,519
AU Optronics Corp. — ADR	87,471	366,503
Cathay Financial Holding Co. Ltd.	29,000	44,163
China Life Insurance Co. Ltd.	62,000	60,678
Compal Electronics, Inc.	380,000	229,274
CTBC Financial Holding Co. Ltd.	23,760	13,534
Elite Advanced Laser Corp.	17,280	68,768
Everlight Electronics Co. Ltd.	49,000	76,656
Feng TAY Enterprise Co. Ltd.	14,019	61,279
First Financial Holding Co. Ltd.	558,608	311,729
Formosa Chemicals & Fibre Corp.	170,000	526,989
Formosa Petrochemical Corp.	484,000	1,653,331
Formosa Plastics Corp.	41,000	118,467
Foxconn Technology Co. Ltd.	333,156	940,283
Fubon Financial Holding Co. Ltd.	450,000	731,363
Grape King Bio, Ltd.	1,000	5,682
Hon Hai Precision Industry Co. Ltd.	817,761	2,193,053
Hon Hai Precision Industry Co. Ltd. — GDR	5,473	28,788
Innolux Corp.	1,377,000	583,318
Inventec Co. Ltd.	238,000	178,999
Lite-On Technology Corp.	279,623	422,356
MediaTek, Inc.	241,000	1,649,908
Mega Financial Holding Co. Ltd.	46,000	34,292
Nan Ya Plastics Corp.	8,000	18,845
Novatek Microelectronics Corp.	4,000	14,168
Pchome Online, Inc.	305	2,525
Pegatron Corp.	115,000	276,930
PharmaEngine, Inc.	199	1,212
Powertech Technology, Inc.	210,000	575,594
Radiant Opto-Electronics Corp.	20,000	36,359
Realtek Semiconductor Corp.	20,000	69,798
Sitronix Technology Corp.	49,000	147,733
St Shine Optical Co., Ltd.	2,000	37,788
Taiwan Cement Corp.	19,000	21,547
Taiwan Fertilizer Co. Ltd.	46,000	59,841
Taiwan Semiconductor Manufacturing Co. Ltd.	557,000	3,319,085

	Shares	Value
Reference Entity — Long (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	31,880	$985,411
TOPBI International Holdings Ltd.	3,386	11,626
Uni-President Enterprises Corp.	314,000	538,651
WPG Holdings Ltd.	40,000	47,876
Yuanta Financial Holding Co. Ltd.	444,093	176,335

		16,744,256
Thailand
The Bangchak Petroleum PCL	168,600	168,791
CP ALL PCL	159,000	273,204
Glow Energy PCL, Foreign Registered Shares	69,300	153,519
Indorama Ventures PCL	193,200	192,048
Kiatnakin Bank PCL	46,400	75,115
PTT Exploration & Production PCL, Foreign Registered Shares	150,700	419,443
PTT Global Chemical PCL, Foreign Registered Shares	430,200	827,778
Siam Cement PCL, Foreign Registered Shares	8,000	115,015
Thai Oil PCL — NVDR	554,200	1,129,334
Thanachart Capital PCL	478,500	645,520

		3,999,767
Turkey
Arcelik AS	148,566	901,122
Enka Insaat ve Sanayi AS	177,307	269,921
Eregli Demir ve Celik Fabrikalari TAS	655,183	1,009,575
Ford Otomotiv Sanayi	40,575	375,521
KOC Holding AS	274,628	1,106,284
TAV Havalimanlari Holding AS	2,247	9,248
Turkiye Is Bankasi, Class C	1,014,356	1,603,364
Yapi ve Kredi Bankasi	184,424	187,364

		5,462,399
United Arab Emirates
Emaar Properties PJSC	43,983	88,884
United Kingdom
Anglo American PLC	13,126	226,316
United States
Genpact Ltd.	45,344	1,119,090
Nexteer Automotive Group, Ltd.	270,000	335,377
Yum China Holdings, Inc.	35,235	968,258

		2,422,725
Total Reference Entity — Long		139,396,361

16	BLACKROCK FUNDS	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Short
Brazil
AMBEV SA, — ADR	(403,198)	$(2,173,237)
BRF SA — ADR	(112,218)	(1,585,640)
Centrais Eletricas Brasileiras SA, Preferred B Shares	(47,600)	(373,265)
Cia Paranaense de Energia, ADR	(18,713)	(191,060)
Cosan SA Industria e Comercio	(50,900)	(650,485)
Cosan, Ltd. — A Shares	(85,782)	(701,697)
Embraer SA — ADR	(51,979)	(1,188,240)
Estacio Participacoes SA	(72,300)	(364,815)
Fibria Celulose SA — ADR	(2,110)	(19,454)
Gerdau SA	(6,900)	(26,715)
Gerdau SA, — ADR	(97,758)	(374,413)
Klabin SA	(177,600)	(915,307)
Petroleo Brasileiro SA, — ADR	(175,969)	(1,673,465)
Rumo Logistica Operadora Multimodal SA	(113,500)	(270,144)
Telefonica Brasil SA — ADR	(30,423)	(449,652)
Tim Participacoes SA, — ADR	(9,237)	(130,519)
WEG SA	(24,700)	(124,711)

		(11,212,819)
Chile
Banco Santander Chile — ADR	(10,064)	(217,282)
Cia Cervecerias Unidas SA, — ADR	(615)	(13,893)
Sociedad Quimica y Minera de Chile SA — ADR	(66,947)	(2,163,727)

		(2,394,902)
China
58.com, Inc. — ADR	(38,530)	(1,124,305)
AAC Technologies Holdings, Inc.	(43,000)	(441,597)
ANTA Sports Products Ltd.	(37,000)	(117,766)
AviChina Industry & Technology Co. Ltd., Class H	(527,000)	(386,853)
BBMG Corp.	(24,000)	(9,210)
CGN Power Co. Ltd.	(3,554,000)	(1,002,164)
China Conch Venture Holdings Ltd.	(353,500)	(678,708)
China Eastern Airlines Corp. Ltd. Class H	(80,000)	(40,344)
China Longyuan Power Group Corp., Class H	(529,000)	(432,097)
China Medical System Holdings Ltd.	(216,000)	(351,979)
China National Building Material Co. Ltd., Class H	(1,914,000)	(1,119,357)
China Oilfield Services Ltd.	(234,000)	(249,614)
China Shanshui Cement Group Ltd. (a)	(763,000)	(49,169)
China Shenhua Energy Co. Ltd.	(27,000)	(57,059)
China Southern Airlines Co. Ltd. Class H	(136,000)	(77,892)
China Tian Lun Gas Holdings Ltd.	(31,500)	(29,921)

	Shares	Value
Reference Entity — Short
China (continued)
Country Garden Holdings Co. Ltd.	(1,937,000)	$(1,110,701)
CSR Corp. Ltd. Class H	(73,000)	(71,038)
Ctrip.com International Ltd. — ADR	(23,739)	(1,025,762)
Fang Holdings Ltd. — ADR	(176,686)	(673,174)
Fosun International Ltd.	(1,020,500)	(1,548,847)
Guangshen Railway Co. Ltd.	(14,000)	(9,027)
Haitong Securities Co. Ltd.	(93,200)	(167,214)
Hengan International Group Co. Ltd.	(57,500)	(470,767)
Hollysys Automation Technologies Ltd.	(2,570)	(43,433)
Huaneng Renewables Corp. Ltd.	(232,000)	(71,998)
Intime Retail Group Co. Ltd.	(177,500)	(219,044)
JD.com, Inc. — ADR	(26,277)	(746,267)
New China Life Insurance Co. Ltd.	(59,500)	(287,084)
New Oriental Education & Technology Group, Inc., — ADR	(13,669)	(649,961)
Semiconductor Manufacturing International Corp.	(335,300)	(459,782)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(80,000)	(52,333)
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(6,000)	(19,905)
Shenzhou International Group Holdings Ltd.	(74,000)	(456,461)
Sichuan Expressway Co. Ltd.	(46,000)	(17,522)
SINA Corp.	(4,890)	(340,931)
SOHO China Ltd.	(678,500)	(343,257)
Sunac China Holdings Ltd.	(860,000)	(763,972)
Sunny Optical Technology Group Co. Ltd.	(22,000)	(128,909)
TAL Education Group, — ADR	(24,422)	(1,977,938)
Tingyi Cayman Islands Holding Corp.	(48,000)	(54,563)
Uni-President China Holdings Ltd.	(46,000)	(35,147)
Vipshop Holdings Ltd. — ADR	(23,722)	(268,533)
Weibo Corp., ADR	(4,935)	(237,966)
Zhuzhou CSR Times Electric Co. Ltd.	(111,000)	(632,426)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	(214,000)	(108,255)

		(19,160,252)
Colombia
Bancolombia SA, — ADR	(36,296)	(1,374,167)
Hong Kong
Alibaba Pictures Group Ltd.	(1,460,000)	(245,285)
Beijing Enterprises Water Group Ltd.	(1,304,000)	(904,429)

BLACKROCK FUNDS	JANUARY 31, 2017	17

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Short (continued)
Hong Kong (continued)
Brilliance China Automotive Holdings Ltd.	(530,000)	$(746,632)
China Everbright International Ltd.	(389,000)	(471,781)
China Gas Holdings, Ltd.	(298,000)	(431,400)
China Mengniu Dairy Co. Ltd.	(42,000)	(78,399)
China Merchants Holdings International Co. Ltd.	(735,300)	(1,965,706)
China Oceanwide Holdings, Ltd.	(346,000)	(35,560)
China Resources Gas Group Ltd.	(306,000)	(967,074)
China State Construction International Holdings Ltd.	(82,000)	(133,246)
China Taiping Insurance Holdings Co. Ltd.	(6,000)	(13,144)
China Traditional Chinese Medicine Co. Ltd.	(540,000)	(254,464)
China Travel International Investment Hong Kong Ltd.	(720,000)	(201,402)
China Unicom Hong Kong Ltd.	(26,000)	(30,688)
China Unicom Hong Kong Ltd., ADR	(28,448)	(340,523)
CITIC Ltd.	(1,358,000)	(2,013,232)
COSCO Pacific Ltd.	(756,000)	(751,260)
Far East Horizon Ltd.	(355,000)	(323,628)
Guangdong Investment Ltd.	(1,100,000)	(1,364,994)
Hopewell Highway Infrastructure Ltd.	(1,014,000)	(534,141)
Kunlun Energy Co. Ltd.	(466,000)	(370,097)
Shanghai Industrial Holdings Ltd.	(138,000)	(371,397)
Shenzhen International Holdings Ltd.	(110,000)	(158,284)
Tongda Group Holdings Ltd.	(3,070,000)	(857,864)

		(13,564,630)
India
Larsen & Toubro Ltd. — GDR	(11,884)	(256,001)
Reliance Industries Ltd. — GDR	(36,497)	(1,131,407)

		(1,387,408)
Malta
Brait SE	(7,962)	(46,854)
Mexico
Arca Continental SAB de C.V.	(334,200)	(1,802,935)
Banregio Grupo Financiero SAB de C.V.	(15,800)	(87,745)
Fibra Uno Administracion SA de C.V.	(667,088)	(953,920)
Grupo Aeroportuario del Sureste SAB de C.V.	(10,355)	(150,025)
Grupo Carso SAB de C.V.	(76,062)	(305,656)
Grupo Financiero Banorte SAB de C.V.	(25,600)	(122,700)

	Shares	Value
Reference Entity — Short (continued)
Mexico (continued)
Grupo Financiero Inbursa SAB de C.V.	(958,200)	$(1,420,287)
Grupo Lala SAB de C.V.	(138,300)	(206,918)
Grupo Mexico SAB de C.V.	(216,600)	(649,587)
Grupo Televisa SAB — ADR	(107,316)	(2,403,878)
Infraestructura Energetica Nova SAB de C.V.	(489,136)	(2,159,108)
Mexichem SAB de C.V.	(883,462)	(2,093,687)
OHL Mexico SAB de C.V.	(865,900)	(820,495)
Promotora y Operadora de Infraestructura SAB de C.V.	(83,280)	(726,072)

		(13,903,013)
Monaco
GasLog, Ltd.	(42,670)	(712,589)
Peru
Cia de Minas Buenaventura SAA, — ADR	(22,220)	(306,414)
Hochschild Mining PLC	(73,696)	(229,680)

		(536,094)
Poland
Orange Polska SA	(366,887)	(495,006)
Powszechna Kasa Oszczednosci Bank Polski SA	(34,494)	(264,638)
Powszechny Zaklad Ubezpieczen SA	(72,663)	(639,414)
Tauron Polska Energia SA	(225,546)	(166,145)

		(1,565,203)
Russia
Lenta, Ltd., — GDR	(3,327)	(26,245)
Magnit OJSC — GDR	(3,591)	(131,823)
Polymetal International PLC	(10,625)	(123,571)

		(281,639)
South Africa
AngloGold Ashanti Ltd. — ADR	(44,630)	(567,248)
Discovery Holdings Ltd.	(1,770)	(15,106)
The Foschini Group Ltd.	(7,754)	(92,735)
Impala Platinum Holdings Ltd.	(11,760)	(46,866)
Nampak Ltd.	(23,841)	(33,253)
Remgro Ltd.	(12,349)	(206,574)
RMB Holdings Ltd.	(1,026)	(4,950)
Sasol, Ltd. — ADR	(52,527)	(1,568,456)
Woolworths Holdings Ltd.	(577)	(3,170)

		(2,538,358)
South Korea
Cheil Industries, Inc.	(4,775)	(518,100)
CJ Korea Express Co. Ltd.	(160)	(22,442)

18	BLACKROCK FUNDS	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Short (continued)
South Korea (continued)
Daelim Industrial Co. Ltd.	(492)	$(35,634)
Dongsuh Cos. Inc.	(866)	(19,077)
GS Retail Co. Ltd.	(1,503)	(67,427)
Halla Visteon Climate Control Corp.	(58,641)	(459,197)
Hyundai Motor Co.	(3,121)	(375,732)
KB Financial Group, Inc. — ADR	(5,819)	(236,251)
Korea Aerospace Industries Ltd.	(1,942)	(103,670)
LG Display Co. Ltd. — ADR	(55,878)	(753,235)
Mando Corp.	(266)	(57,240)
S-1 Corp.	(1,031)	(74,811)
Samsung Electronics Co. Ltd. — GDR	(111)	(94,885)
Samsung SDI Co. Ltd.	(32)	(3,180)
Samsung Techwin Co. Ltd.	(575)	(20,657)

		(2,841,538)
Switzerland
Luxoft Holding, Inc.	(12,285)	(722,972)
Taiwan
Advanced Semiconductor Engineering, Inc. — ADR	(89,811)	(513,719)
Asustek Computer, Inc.	(18,000)	(157,318)
Chang Hwa Commercial Bank	(683,920)	(379,782)
China Development Financial Holding Corp.	(2,106,000)	(538,298)
Chunghwa Telecom Co. Ltd.	(30,000)	(97,851)
Chunghwa Telecom Co. Ltd. — ADR	(29,904)	(943,770)
Delta Electronics, Inc.	(105,000)	(586,466)
E.Sun Financial Holding Co. Ltd.	(273,900)	(161,794)
Far Eastern New Century Corp.	(20,000)	(16,669)
Far EasTone Telecommunications Co. Ltd.	(80,000)	(190,077)
Largan Precision Co. Ltd.	(2,000)	(286,073)
President Chain Store Corp.	(38,000)	(284,243)
Quanta Computer, Inc.	(205,000)	(417,963)
Ruentex Development Co. Ltd.	(25,000)	(30,462)
Shin Kong Financial Holding Co. Ltd.	(107,000)	(27,483)

	Shares	Value
Reference Entity — Short (continued)
Taiwan (continued)
Siliconware Precision Industries Co.	(5,000)	$(7,616)
Taiwan Business Bank	(438,900)	(114,665)
Taiwan Cooperative Financial Holding Co. Ltd.	(486,850)	(222,475)
Taiwan Mobile Co. Ltd.	(68,000)	(227,129)
United Microelectronics Corp.	(74,000)	(26,872)
United Microelectronics Corp. — ADR	(596,779)	(1,080,170)
Wistron Corp.	(149,470)	(127,631)

		(6,438,526)
Thailand
Advanced Info Service PCL	(800)	(3,613)
Bangkok Dusit Medical Services PCL	(361,100)	(227,675)
Home Product Center PCL	(284,900)	(80,510)
Kasikornbank PCL	(15,500)	(82,606)
Krung Thai Bank PCL	(288,900)	(155,896)
Siam Commercial Bank PCL	(113,200)	(485,464)
True Corp. PCL	(1,225,900)	(228,050)

		(1,263,814)
Turkey
Akbank TAS	(172,214)	(383,864)
Anadolu Efes Biracilik Ve Malt Sanayii AS	(47,108)	(264,473)
BIM Birlesik Magazalar	(67,123)	(958,145)
Emlak Konut Gayrimenkul Yatirim Ortakligi	(350,034)	(285,071)
Petkim Petrokimya Holding	(160,689)	(179,309)
Tofas Turk Otomobil Fabrikasi	(5,485)	(37,876)
Turkcell Iletisim Hizmetleri AS — ADR	(101,964)	(759,632)
Turkiye Garanti Bankasi AS	(255,311)	(563,947)
Turkiye Halk Bankasi	(94,383)	(281,280)

		(3,713,597)
Total Reference Entity — Short		(83,658,375)
Net Value of Reference Entity — Goldman Sachs & Co.		$55,737,986

BLACKROCK FUNDS	JANUARY 31, 2017	19

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of January 31, 2017, expiration dates 2/02/17 – 8/29/18:

	Shares	Value
Reference Entity — Long
Brazil
AES Tiete Energia SA	34,457	$158,994
Ambev SA	13,000	70,959
Banco Bradesco SA, Preference Shares	79,700	827,073
Banco do Brasil SA	23,500	232,009
Banco do Estado do Rio Grande do Sul, Preference Shares	6,000	29,990
BR Malls Participacoes SA	5,100	23,743
Braskem SA, Preference A Shares	13,200	136,310
BRF SA	14,300	201,764
CCR SA	42,900	211,158
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	10,000	183,872
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	16,000	88,350
Cia Paranaense de Energia, Preference ‘B’ Shares	2,200	22,446
Companhia de Saneamento Basico do Estado de Sao Paulo	8,200	81,581
CPFL Energia SA	23,400	188,100
CVC Brasil Operadora e Agencia de Viagens SA	11,300	93,237
EcoRodovias Infraestrutura e Logistica SA	15,200	41,146
Embraer SA	5,900	33,702
Engie Brasil Energia SA	33,900	385,142
Equatorial Energia SA	23,200	427,762
Fleury SA	103,300	1,245,068
Hypermarcas SA	127,700	1,132,689
Iguatemi Empresa de Shopping Centers SA	1,500	14,186
Iochpe-Maxion SA	2,200	9,069
Itau Unibanco Holding SA, Preference Shares	94,944	1,122,057
JBS SA	35,800	135,197
Localiza Rent a Car SA	24,700	288,850
Lojas Renner SA	15,000	113,675
M Dias Branco SA	8,800	346,068
Magazine Luiza SA	6,700	272,138
Marfrig Global Foods SA	153,724	315,146
Minerva SA	17,770	67,728
MRV Engenharia e Participacoes SA	37,000	149,827
Multiplus SA	15,200	171,628
Petroleo Brasileiro SA, Preference Shares	45,800	218,310
Qualicorp SA	45,400	296,942
Raia Drogasil SA	17,400	361,683

	Shares	Value
Reference Entity — Long
Brazil (continued)
Smiles SA	25,000	$412,554
Telefonica Brasil SA, Preference Shares	2,300	34,065
Tim Participacoes SA	31,500	89,469
Transmissora Alianca de Energia Eletrica SA	25,629	174,542
Ultrapar Participacoes SA	6,300	132,274
Vale SA, Preference Shares	40,100	388,771
Via Varejo SA	4,000	11,386

		10,940,660
Chile
Aguas Andinas SA, Class A	124,546	67,581
Banco de Chile	1,802,622	215,067
Banco Santander Chile SA	440,365	23,839
Empresa Nacional de Electricidad SA	719,153	462,001
Enersis Chile SA	2,308,611	222,256
Enersis SA	645,918	115,614
SACI Falabella	2,792	22,634

		1,128,992
China
Air China Ltd., Class H	602,000	430,748
Anhui Expressway Co. Ltd. , Class H	86,000	63,848
Bank of China Ltd., Class H	2,103,000	952,483
Bank of Communications Co. Ltd., Class H	383,000	281,713
Beijing Capital International Airport Co. Ltd., Class H	26,000	25,153
BYD Electronic International Co., Ltd.	164,500	131,970
China Agri-Industries Holdings Ltd.	226,000	104,264
China Cinda Asset Management Co. Ltd., Class H	862,000	298,627
China Communications Construction Co. Ltd., Class H	411,000	494,675
China Communications Services Corp. Ltd., Class H	1,320,000	897,298
China Construction Bank Corp., Class H	789,000	584,955
China Everbright Bank Co. Ltd., Class H	286,000	137,664
China Galaxy Securities Co. Ltd., Class H	28,500	26,457
China Harmony New Energy Auto Holding, Ltd.	165,500	79,175
China Lesso Group Holdings Ltd.	91,000	62,049
China Life Insurance Co. Ltd., Class H	16,000	44,073
China Machinery Engineering Corp.	26,000	16,732

20	BLACKROCK FUNDS	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long (continued)
China (continued)
China Minsheng Banking Corp. Ltd., Class H	48,500	$53,375
China Pacific Insurance Group Co. Ltd., Class H	102,800	365,146
China Petroleum & Chemical Corp. Class H	638,000	503,973
China Railway Construction Corp. Ltd., Class H	194,000	269,176
China Railway Group Ltd., Class H	527,000	461,290
China Shipping Development Co., Ltd.	302,000	166,919
China Telecom Corp. Ltd., Class H	638,000	301,224
China Vanke Co. Ltd., Class H	399,100	1,012,421
CNOOC Ltd.	410,000	511,989
CSPC Pharmaceutical Group Ltd.	40,000	45,018
Datang International Power Generation Co. Ltd., Class H	710,000	184,100
Dongfang Electric Corp. Ltd.	227,400	229,302
Great Wall Motor Co. Ltd., Class H	111,000	111,220
Guangzhou Automobile Group Co. Ltd., Class H	354,000	482,790
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. , Class H	40,000	97,814
Huadian Power International Corp. Ltd., Class H	178,000	75,655
Huaneng Power International, Inc., Class H	1,684,000	1,092,411
Industrial & Commercial Bank of China Ltd., Class H	1,384,000	846,156
Jiangsu Expressway Co. Ltd., Class H	46,000	57,611
Jiangxi Copper Co. Ltd., Class H	137,000	236,590
Lenovo Group Ltd.	114,000	74,672
Longfor Properties Co. Ltd.	195,500	281,457
Lonking Holdings Ltd.	330,000	86,459
Metallurgical Corp. of China, Ltd.	1,111,000	402,828
People’s Insurance Co. Group of China Ltd., Class H	702,000	273,445
PICC Property & Casualty Co. Ltd., Class H	192,000	290,236
Ping An Insurance Group Co. of China Ltd., Class H	6,000	30,779
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	133,800	340,757
Shenzhen Expressway Co., Ltd.	22,000	20,046
Sino-Ocean Land Holdings Ltd.	163,000	70,200
Sinopec Engineering Group Co. Ltd., Class H	139,500	113,289
Sinopec Shanghai Petrochemical Co. Ltd., Class H	722,000	447,071
Sinopharm Group Co. Ltd., Class H	163,600	747,638

	Shares	Value
Reference Entity — Long (continued)
China (continued)
Sinotrans Ltd., Class H	367,000	$153,024
Tencent Holdings Ltd.	53,000	1,385,704
Tianjin Capital Environmental Protection Group Co. Ltd.	110,000	59,127
Tianneng Power International, Ltd.	630,000	554,768
Want Want China Holdings Ltd.	155,000	110,586
Weichai Power Co. Ltd., Class H	639,000	1,132,313
Zhejiang Expressway Co. Ltd., Class H	100,000	100,444
Zijin Mining Group Co. Ltd., Class H	78,000	26,689
ZTE Corp., Class H	436,800	679,130

		19,116,726
Colombia
Almacenes Exito SA	763	4,070
Cementos Argos SA	1,951	7,778
Corp. Financiera Colombiana SA	212	2,498
Ecopetrol SA	26,107	12,273
Grupo Argos SA	1,923	12,729
Grupo de Inversiones Suramericana SA	1,587	21,162
Interconexion Electrica SA	4,360	15,742
Isagen SA ESP	8,850	10,591

		86,843
Czech Republic
Czech Republic AS	13,429	138,952
Egypt
Commercial International Bank	7,232	29,128
Germany
Steinhoff International Holdings NV	18,145	87,493
Greece
Alpha Bank AE	680	1,207
Eurobank Ergasias SA	617	374
FF Group	218	4,170
Hellenic Telecommunications Organization SA	2,017	18,293
JUMBO SA	476	6,684
National Bank of Greece SA	844	202
OPAP SA	1,808	16,004
Piraeus Bank SA	145	28
Titan Cement Co. SA	329	7,391

		54,353
Hong Kong
Beijing Enterprises Holdings Ltd.	3,000	14,955
Belle International Holdings Ltd.	786,000	479,102
China Jinmao Holdings Group Ltd.	314,000	92,166
China Mobile Ltd.	90,500	1,018,362

BLACKROCK FUNDS	JANUARY 31, 2017	21

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long (continued)
Hong Kong (continued)
China Power International Development Ltd.	1,305,000	$470,292
China Resources Cement Holdings Ltd.	1,360,000	629,965
China Resources Land Ltd.	24,000	59,365
China Resources Power Holdings Co. Ltd.	48,000	82,439
ENN Energy Holdings Ltd.	30,000	147,899
Geely Automobile Holdings Ltd.	835,000	986,905
GOME Electrical Appliances Holding Ltd.	784,000	97,574
Haier Electronics Group Co. Ltd.	152,000	267,369
KWG Property Holding Ltd.	358,000	205,726
Lee & Man Paper Manufacturing Ltd.	71,000	63,820
Nine Dragons Paper Holdings Ltd.	290,000	333,771
Shenzhen Investment Ltd.	1,046,000	425,318
Shimao Property Holdings Ltd.	85,500	114,542
Skyworth Digital Holdings Ltd.	158,000	104,217
Yuexiu Property Co. Ltd.	2,636,000	385,490

		5,979,277
Hungary
MOL Hungarian Oil & Gas PLC	5,607	395,130
Richter Gedeon Nyrt	8,844	190,476

		585,606
Indonesia
Adaro Energy Tbk PT	114,200	14,515
Bank Central Asia Tbk PT	155,400	178,113
Gudang Garam Tbk PT	50,000	231,197
Indofood Sukses Makmur Tbk PT	191,800	113,838
Matahari Department Store Tbk PT	1,055,100	1,168,084
Telekomunikasi Indonesia Persero Tbk PT	1,924,800	557,970
Unilever Indonesia Tbk PT	57,200	176,383
United Tractors Tbk PT	128,600	210,464

		2,650,564
Malaysia
Astro Malaysia Holdings Bhd	247,600	152,042
Berjaya Sports Toto Bhd	22,500	14,883
IHH Healthcare Bhd	36,300	51,629
IOI Corp. Bhd	329,900	328,543
IOI Properties Group Sdn Bhd	38,600	18,649
MISC Bhd	15,400	25,451
Petronas Chemicals Group Bhd	90,700	145,996
Petronas Dagangan Bhd	3,500	18,594
Sime Darby Bhd	93,200	187,389
Tenaga Nasional Bhd	124,000	374,803
Top Glove Corp. Bhd	19,800	23,244

	Shares	Value
Reference Entity — Long (continued)
Malaysia (continued)
Westports Holdings Bhd	38,200	$35,984

		1,377,207
Philippines
Ayala Corp.	1,040	16,729
Ayala Land, Inc.	17,400	12,437
Energy Development Corp.	800,400	87,826
Globe Telecom, Inc.	2,645	91,418
Jollibee Foods Corp.	3,870	15,986
Metro Pacific Investments Corp.	245,000	33,596

		257,992
Poland
Bank Handlowy w Warszawie SA	2,091	40,125
Grupa Lotos SA	17,491	164,835
KGHM Polska Miedz SA	16,251	504,040
Polski Koncern Naftowy ORLEN SA	279	5,662
Polskie Gornictwo Naftowe I Gazownictwo SA	237,032	325,506

		1,040,168
Qatar
Ezdan Holding Group QSC	6,957	28,703
Industries Qatar QSC	2,334	73,423
Ooredoo QSC	3,094	89,222
Qatar National Bank SAQ	4,737	211,667

		403,015
Russia
Aeroflot — Russian Airlines OJSC	129,836	375,159
Alrosa PJSC	26,800	47,213
Bashneft PJSC	633	42,576
Gazprom PJSC — ADR	20,767	103,039
Lukoil PJSC	380	21,395
Lukoil PJSC — ADR	22,340	1,258,965
Magnitogorsk Iron & Steel Works OJSC	597,300	389,949
Magnitogorsk Iron & Steel Works OJSC, -GDR	10,065	84,593
Mail.ru Group Ltd. — GDR	11,291	204,932
MegaFon PJSC — GDR	22,671	245,980
Mobile TeleSystems OJSC	3,290	15,172
Moscow Exchange MICEX-RTS PJSC	76,330	171,183
Novolipetsk Steel OJSC — GDR	4,988	98,581
Sberbank of Russia PJSC	1,330	3,809
Severstal PAO — GDR	59,543	945,821
Severstal PJSC	3,650	58,154
Sistema PJSC FC — GDR	5,943	56,875
Tatneft PAO — ADR	15,909	648,565
Tatneft PJSC	26,050	176,922

22	BLACKROCK FUNDS	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long (continued)
Russia (continued)
Uralkali PJSC — GDR	4,371	$62,108

		5,010,991
South Africa
Anglo American Platinum Ltd.	4,448	116,450
AngloGold Ashanti Ltd.	9,720	123,520
AVI, Ltd.	18,226	123,923
Barloworld Ltd.	18,384	151,154
Bid Corp. Ltd.	1,489	25,834
Clicks Group, Ltd.	22,716	205,666
Fortress Income Fund, Ltd.	10,561	13,559
Gold Fields Ltd.	3,949	13,655
Growthpoint Properties Ltd.	69,363	135,708
Imperial Holdings Ltd.	12,026	149,311
Investec Ltd.	22,571	159,536
Kumba Iron Ore Ltd.	11,507	177,478
Massmart Holdings Ltd.	4,655	46,398
MMI Holdings Ltd.	17,658	32,486
Mondi, Ltd.	12,469	273,966
Mr Price Group Ltd.	5,915	71,604
MTN Group Ltd.	3,535	32,963
Naspers Ltd., Class N	2,791	444,639
Nedbank Group Ltd.	12,064	208,092
Netcare Ltd.	116,393	279,947
Pick n Pay Stores Ltd.	92,650	470,023
Pioneer Foods Group, Ltd.	7,324	90,165
Sanlam Ltd.	34,711	167,684
Sappi Ltd.	19,868	127,748
Sasol Ltd.	10,128	302,138
Shoprite Holdings Ltd.	4,470	59,334
Sibanye Gold, Ltd.	4,095	9,259
Spar Group Ltd.	3,910	55,277
Standard Bank Group Ltd.	20,492	219,135
Telkom SA SOC, Ltd.	18,511	101,446
Tsogo Sun Holdings, Ltd.	65,969	129,455
Vodacom Group Ltd.	33,486	375,265

		4,892,818
South Korea
AfreecaTV Co., Ltd.	1,605	30,814
Amorepacific Group	513	59,858
CJ Corp.	2,667	418,771
Doosan Heavy Industries & Construction Co. Ltd.	1,732	41,032
E-Mart, Inc.	380	66,524
Hanwha Corp.	2,130	64,637
Hyosung Corp.	980	114,245
Hyundai Development Co-Engineering & Construction	13,367	502,961
Hyundai Engineering & Construction Co. Ltd.	3,957	141,645
Hyundai Mobis Co. Ltd.	2,308	480,147

	Shares	Value
Reference Entity — Long (continued)
South Korea (continued)
Hyundai Steel Co.	1,396	$70,007
Hyundai Wia Corp.	1,031	57,384
Industrial Bank of Korea	5,274	57,610
Kangwon Land, Inc.	5,217	146,800
KB Financial Group, Inc.	2,891	116,985
Kia Motors Corp.	21,831	684,242
Korea Electric Power Corp.	5,225	191,355
Korea Investment Holdings Co. Ltd.	1,649	66,136
Korea Zinc Co. Ltd.	358	151,400
KT Corp.	3,713	93,968
LG Chem Ltd.	726	163,710
LG Corp.	1,885	96,176
LG Display Co. Ltd.	1,386	36,565
LG Electronics, Inc.	3,204	153,119
LG Household & Health Care Ltd.	448	338,767
LG International Corp.	9,793	272,504
LG Uplus Corp.	1,343	13,192
Lotte Chemical Corp.	867	280,959
Lotte Shopping Co. Ltd.	656	127,648
LS Corp.	838	45,299
NAVER Corp.	923	602,916
NH Investment & Securities Co. Ltd.	25,966	255,595
NongShim Co. Ltd.	179	48,982
Poongsan Corp.	8,740	327,488
POSCO	2,339	546,683
Posco Daewoo Corp.	14,466	317,421
Posco ICT Co. Ltd.	1	5
S&T Motiv Co. Ltd.	935	36,632
S-Oil Corp.	385	26,890
Samsung Card Co. Ltd.	222	7,504
Samsung Electronics Co. Ltd.	866	1,472,871
Samsung SDS Co. Ltd.	884	95,832
Shinhan Financial Group Co. Ltd.	13,850	547,383
SK Hynix, Inc.	4,600	212,446
SK Innovation Co. Ltd.	2,776	376,064
SK Networks Co. Ltd.	7,451	42,440
SK Telecom Co. Ltd.	211	40,450
Wonik IPS Co. Ltd.	7,290	38,148

		10,080,210
Taiwan
AU Optronics Corp.	461,000	190,889
Cathay Financial Holding Co. Ltd.	297,000	452,295
Chen Full International Co., Ltd.	13,000	20,754
China Life Insurance Co. Ltd.	704,080	689,067
Compal Electronics, Inc.	1,148,000	692,649
CTBC Financial Holding Co. Ltd.	1,760,800	1,002,976
CTCI Corp.	17,000	26,466
Elite Advanced Laser Corp.	36,000	143,267
Everlight Electronics Co. Ltd.	72,000	112,637
First Financial Holding Co. Ltd.	138,567	77,327

BLACKROCK FUNDS	JANUARY 31, 2017	23

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Long (continued)
Taiwan (continued)
Formosa Chemicals & Fibre Corp.	483,000	$1,497,268
Formosa Petrochemical Corp.	126,000	430,413
Formosa Plastics Corp.	19,000	54,899
Formosa Taffeta Co. Ltd.	90,000	86,661
Foxconn Technology Co. Ltd.	154,387	435,734
Fubon Financial Holding Co. Ltd.	711,000	1,155,553
Hon Hai Precision Industry Co. Ltd.	386,761	1,037,207
Hon Hai Precision Industry Co. Ltd. — GDR	65,288	343,415
Innolux Corp.	1,250,311	529,651
Inventec Co. Ltd.	72,000	54,151
King Yuan Electronics Co. Ltd.	207,000	178,764
Lite-On Technology Corp.	530,892	801,884
Nan Ya Plastics Corp.	2,000	4,711
Novatek Microelectronics Corp.	63,000	223,140
Pchome Online, Inc.	363	3,005
Pegatron Corp.	283,000	681,489
Powertech Technology, Inc.	94,000	257,647
Radiant Opto-Electronics Corp.	91,000	165,433
Simplo Technology Co. Ltd.	15,000	44,847
Sitronix Technology Corp.	52,000	156,777
Taiwan Fertilizer Co. Ltd.	41,000	53,336
Taiwan Semiconductor Manufacturing Co. Ltd.	357,000	2,127,313
TOPBI International Holdings Ltd.	50,109	172,051
Uni-President Enterprises Corp.	189,840	325,661
WPG Holdings Ltd.	93,000	111,312

		14,340,649
Thailand
Airports of Thailand PCL	86,400	1,015,893
Charoen Pokphand Foods PCL	998,000	807,810
CP ALL PCL	53,500	91,927
Glow Energy PCL, Foreign Registered Shares	180,500	399,858
Indorama Ventures PCL	170,300	169,284
Kiatnakin Bank PCL	28,200	45,652
PTT Exploration & Production PCL, Foreign Registered Shares	411,800	1,146,163
PTT Global Chemical PCL, Foreign Registered Shares	202,400	389,452
PTT PCL	27,200	312,093
Robinson Department Store PCL	85,900	141,500
Siam Cement PCL, Foreign Registered Shares	3,900	56,070
Thai Oil PCL — NVDR	445,200	907,217
Thanachart Capital PCL	788,100	1,063,185

		6,546,104
Turkey
Arcelik AS	159,265	966,017
Enka Insaat ve Sanayi AS	21,515	32,753

	Shares	Value
Reference Entity — Long (continued)
Turkey (continued)
Eregli Demir ve Celik Fabrikalari TAS	863,426	$1,330,458
Ford Otomotiv Sanayi	3,822	35,373
KOC Holding AS	57,627	232,139
TAV Havalimanlari Holding AS	191,224	787,019
Tupras Turkiye Petrol Rafinerileri AS	985	21,413
Turk Telekomunikasyon AS	31,415	46,918
Turkiye Is Bankasi, Class C	605,495	957,089
Turkiye is eve Cam Fabrikalari AS	16,506	17,691
Vestel Elektronik Sanayi ve Ticaret	8,162	14,065
Yapi ve Kredi Bankasi	278,503	282,943

		4,723,878
United Arab Emirates
Emaar Properties PJSC	11,503	23,246
United Kingdom
Anglo American PLC	5,855	100,951
United States
Nexteer Automotive Group, Ltd.	133,000	165,204
Total Reference Entity — Long		89,761,027
Reference Entity — Short
Brazil
BB Seguridade Participacoes SA	(7,100)	(62,886)
Cia Siderurgica Nacional SA	(15,200)	(55,714)
Cielo SA	(227,648)	(1,913,743)
Cosan SA Industria e Comercio	(2,600)	(33,227)
Duratex SA	(18,800)	(44,985)
Gerdau SA	(2,100)	(8,130)
Itausa — Investimentos Itau SA	(33,800)	(99,541)
Kroton Educacional SA	(34,200)	(146,629)
Rumo Logistica Operadora Multimodal SA	(212,300)	(505,300)
Usinas Siderurgicas de Minas Gerais SA	(60,900)	(101,465)
WEG SA	(319,000)	(1,610,641)

		(4,582,261)
China
3Sbio, Inc.	(13,500)	(13,182)
AAC Technologies Holdings, Inc.	(8,500)	(87,292)
AviChina Industry & Technology Co., Ltd., Class H	(21,000)	(15,415)
BBMG Corp.	(163,000)	(62,553)
CGN Power Co. Ltd.	(138,000)	(38,913)
China Conch Venture Holdings, Ltd.	(25,500)	(48,959)

24	BLACKROCK FUNDS	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Short (continued)
China (continued)
China Eastern Airlines Corp. Ltd. Class H	(180,000)	$(90,775)
China Evergrande Group	(110,000)	(76,623)
China Longyuan Power Group Corp., Class H	(21,000)	(17,153)
China Medical System Holdings Ltd.	(28,000)	(45,627)
China Molybdenum Co. Ltd., Class H	(81,000)	(23,543)
China National Building Material Co., Ltd., Class H	(144,000)	(84,215)
China Oilfield Services Ltd.	(118,000)	(125,874)
China Shanshui Cement Group, Ltd.	(23,000)	(1,482)
China Southern Airlines Co. Ltd. Class H	(18,000)	(10,309)
Country Garden Holdings Co. Ltd.	(10,000)	(5,734)
CSR Corp. Ltd. Class H	(7,000)	(6,812)
Fosun International Ltd.	(90,448)	(137,276)
GF Securities Co. Ltd.	(38,600)	(82,524)
Guangshen Railway Co. Ltd.	(52,000)	(33,530)
Haitong Securities Co. Ltd.	(73,200)	(131,331)
Hengan International Group Co. Ltd.	(500)	(4,094)
Huaneng Renewables Corp. Ltd.	(56,000)	(17,379)
Li Ning Co. Ltd.	(229,000)	(145,322)
New China Life Insurance Co. Ltd.	(9,300)	(44,872)
Semiconductor Manufacturing International Corp.	(335,800)	(460,467)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(28,000)	(18,317)
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(4,500)	(14,929)
Sichuan Expressway Co. Ltd.	(32,000)	(12,189)
SOHO China Ltd.	(32,000)	(16,189)
Sunac China Holdings Ltd.	(3,000)	(2,665)
Sunny Optical Technology Group Co. Ltd.	(40,000)	(234,380)
Tsingtao Brewery Co. Ltd., Class H	(20,000)	(79,860)
West China Cement Ltd.	(146,000)	(20,105)
Xinyi Solar Holdings Ltd.	(548,000)	(189,464)
Zhuzhou CSR Times Electric Co. Ltd.	(58,500)	(333,306)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	(9,200)	(4,654)

		(2,737,314)
Czech Republic
CEZ	(797)	(13,651)
Hong Kong
Alibaba Pictures Group Ltd.	(6,010,000)	(1,009,699)

	Shares	Value
Reference Entity — Short (continued)
Hong Kong (continued)
Beijing Enterprises Water Group Ltd.	(384,000)	$(266,335)
Brilliance China Automotive Holdings Ltd.	(28,000)	(39,445)
China Everbright International Ltd.	(1,000)	(1,213)
China Gas Holdings, Ltd.	(126,000)	(182,404)
China Mengniu Dairy Co. Ltd.	(369,000)	(688,792)
China Merchants Holdings International Co. Ltd.	(2,055)	(5,494)
China Resources Gas Group Ltd.	(4,000)	(12,641)
China State Construction International Holdings Ltd.	(40,000)	(64,998)
China Taiping Insurance Holdings Co. Ltd.	(3,200)	(7,010)
China Travel International Investment Hong Kong Ltd.	(42,000)	(11,748)
China Unicom Hong Kong Ltd.	(22,000)	(25,967)
CITIC, Ltd.	(2,000)	(2,965)
COSCO Pacific Ltd.	(40,884)	(40,628)
Far East Horizon Ltd.	(30,000)	(27,349)
GCL-Poly Energy Holdings Ltd.	(746,000)	(96,411)
Guangdong Investment Ltd.	(146,000)	(181,172)
Hopewell Highway Infrastructure Ltd.	(5,000)	(2,634)
Kunlun Energy Co. Ltd.	(28,000)	(22,238)
Shanghai Industrial Holdings Ltd.	(7,000)	(18,839)
Shenzhen International Holdings Ltd.	(326,149)	(469,311)
Tongda Group Holdings Ltd.	(2,260,000)	(631,522)

		(3,808,815)
Hungary
OTP Bank PLC	(13,459)	(413,870)
India
Larsen & Toubro Ltd. — GDR	(845)	(18,203)
Reliance Industries Ltd. — GDR	(29,207)	(905,417)

		(923,620)
Malaysia
Gamuda Bhd	(1)	(1)
Mexico
Grupo Financiero Banorte SAB de C.V.	(2,600)	(12,461)
Peru
Hochschild Mining PLC	(69,405)	(216,307)
Poland
CCC SA	(1,646)	(85,020)
Tauron Polska Energia SA	(18,885)	(13,911)

		(98,931)

BLACKROCK FUNDS	JANUARY 31, 2017	25

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Short (continued)
Republic of Korea
Kolon Industries, Inc.	(2,206)	$(140,988)
Russia
Lenta, Ltd. — GDR	(45,074)	(355,572)
Magnit OJSC — GDR	(2,839)	(104,217)
MMC Norilsk Nickel PJSC — ADR	(12,263)	(198,887)
NovaTek OAO — GDR	(4,103)	(522,138)
Polymetal International PLC	(7,600)	(88,390)
Rosneft Oil Co. OJSC	(85,723)	(568,415)

		(1,837,619)
South Africa
Discovery Holdings Ltd.	(4,532)	(38,678)
Impala Platinum Holdings Ltd.	(33,852)	(134,908)
Nampak Ltd.	(84,295)	(117,573)
Resilient REIT Ltd.	(21,004)	(182,382)
RMB Holdings Ltd.	(3,167)	(15,280)
Woolworths Holdings Ltd.	(44,669)	(245,413)

		(734,234)
South Korea
Cheil Industries, Inc.	(3,191)	(346,232)
Daelim Industrial Co. Ltd.	(26)	(1,883)
Dongbu Insurance Co. Ltd.	(2,813)	(143,326)
GS Holdings	(6,405)	(282,029)
Halla Visteon Climate Control Corp.	(10,272)	(80,436)
Hankook Tire Co. Ltd.	(6,218)	(303,433)
Hanssem Co. Ltd.	(505)	(90,711)
Hanwha Chemical Corp.	(6,285)	(141,184)
Hanwha Life Insurance Co. Ltd.	(9,417)	(52,236)
Hyundai Department Store Co. Ltd.	(764)	(63,203)
Hyundai Marine & Fire Insurance Co. Ltd.	(4,654)	(120,619)
Hyundai Motor Co.	(3,543)	(426,536)
KB Insurance Co. Ltd.	(2,483)	(52,620)
KCC Corp.	(924)	(276,242)
Korea Aerospace Industries, Ltd.	(2,479)	(132,337)
Kumho Petrochemical Co. Ltd.	(731)	(51,811)
Kumho Tire Co., Inc.	(15,265)	(107,387)
Lotte Chilsung Beverage Co. Ltd.	(104)	(129,813)
NCSoft Corp.	(3,063)	(801,930)
Orion Corp/Republic of Korea	(175)	(97,778)
Samsung Electro-Mechanics Co. Ltd.	(44,423)	(2,169,501)
Samsung Electronics Co., Ltd., — GDR	(1,218)	(1,041,169)
Samsung Fire & Marine Insurance Co. Ltd.	(609)	(141,096)
Samsung Life Insurance Co. Ltd.	(3,352)	(320,281)
Samsung SDI Co., Ltd.	(13,133)	(1,305,116)

	Shares	Value
Reference Entity — Short (continued)
South Korea (continued)
SK Holdings Co. Ltd.	(1,710)	$(318,614)

		(8,997,523)
Taiwan
Accton Technology Corp.	(9,000)	(16,328)
Asustek Computer, Inc.	(10,000)	(87,399)
Catcher Technology Co. Ltd.	(9,000)	(73,402)
Chang Hwa Commercial Bank	(878,740)	(487,966)
China Development Financial Holding Corp.	(1,169,000)	(298,799)
Delta Electronics, Inc.	(102,573)	(572,910)
E.Sun Financial Holding Co. Ltd.	(998,100)	(589,581)
Far Eastern New Century Corp.	(51,000)	(42,505)
Far EasTone Telecommunications Co. Ltd.	(33,000)	(78,407)
Largan Precision Co. Ltd.	(2,000)	(286,073)
Shin Kong Financial Holding Co. Ltd.	(5,250,000)	(1,348,491)
SinoPac Financial Holdings Co. Ltd.	(70,000)	(20,652)
Synnex Technology International Corp.	(30,000)	(31,308)
Taishin Financial Holding Co. Ltd.	(96,000)	(36,252)
Taiwan Business Bank	(52,500)	(13,716)
Taiwan Cooperative Financial Holding Co. Ltd.	(144,270)	(65,927)
Teco Electric and Machinery Co. Ltd.	(31,000)	(28,021)
United Microelectronics Corp.	(1,867,000)	(677,963)
Win Semiconductors Corp.	(23,000)	(69,197)
Wistron Corp.	(540,005)	(461,103)

		(5,286,000)
Thailand
Advanced Info Service PCL	(376,800)	(1,701,539)
Bangkok Dusit Medical Services PCL	(1,079,200)	(680,438)
Electricity Generating PCL	(4,800)	(27,538)
IRPC PCL	(168,200)	(24,841)
Kasikornbank PCL	(74,600)	(397,575)
Krung Thai Bank PCL	(405,500)	(218,816)
Minor International PCL	(534,800)	(527,813)
Siam Commercial Bank PCL	(308,500)	(1,323,019)

		(4,901,579)
Turkey
Akbank TAS	(27,565)	(61,442)
BIM Birlesik Magazalar	(2,782)	(39,712)
Emlak Konut Gayrimenkul Yatirim Ortakligi	(45,427)	(36,996)
Gubre Fabrikalari TAS	(17,393)	(22,410)
Petkim Petrokimya Holding	(39,723)	(44,326)
Tofas Turk Otomobil Fabrikasi	(1,082)	(7,472)

26	BLACKROCK FUNDS	JANUARY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Total Emerging Markets Fund

	Shares	Value
Reference Entity — Short (continued)
Turkey (continued)
Turkiye Garanti Bankasi AS	(36,441)	$(80,493)
Turkiye Halk Bankasi	(2,641)	(7,871)
Ulker Biskuvi Sanayi	(6,745)	(32,556)

		(333,278)
Total Reference Entity — Short		(35,038,452)
Net Value of Reference Entity — UBS AG		$54,722,575

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	British Pound
HIBOR	Hong Kong Interbank Offered Rate
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JIBOR	Johannesburg Interbank Offered Rate
JPY	Japanese Yen
KLIBOR	Kuala Lumpur Interbank Offered Rate
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MXIBOR	Mexico Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NVDR	Non-Voting Depository Receipts
NZD	New Zealand Dollar
OTC	Over-the-Counter
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
S&P	Standard and Poor’s
TAIBOR	Taiwan Interbank Offered Rate
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

BLACKROCK FUNDS	JANUARY 31, 2017	27

Consolidated Schedule of Investments (concluded)	BlackRock Total Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market -corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long Term Investments:
Corporate Bonds	—	$5,240,635	—	$5,240,635
Foreign Agency Obligations	—	12,514,577	—	12,514,577
Foreign Government Obligations	—	94,171,484	—	94,171,484
Short-Term Securities	$89,263,292	—	—	89,263,292

Total	$89,263,292	$111,926,696	—	$201,189,988

Derivative Financial Instruments[1]
Assets:
Equity contracts	$159,278	$12,580,716	—	$12,739,994
Foreign currency exchange contracts	—	1,289,144	—	1,289,144
Interest rate contracts	—	208,725	—	208,725
Liabilities:
Foreign currency exchange contracts	—	(1,713,714)	—	(1,713,714)
Interest rate contracts	—	(684,837)	—	(684,837)

Total	$159,278	$11,680,034	—	$11,839,312

[1]

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended January 31, 2017, there were no transfers between levels.

28	BLACKROCK FUNDS	JANUARY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock Funds

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         BlackRock Funds

Date: March 23, 2017

By:    /s/ Neal J. Andrews

         Neal J. Andrews

         Chief Financial Officer (principal financial officer) of

         BlackRock Funds

Date: March 23, 2017